UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 78.4%
Asset-Backed & Securitized - 12.9%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.466%, 10/10/17	$436,565	$436,353
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	1,929,051	1,928,123
ARI Fleet Lease Trust, “A”, FRN, 0.737%, 3/15/20 (n)	121,336	121,319
ARI Fleet Lease Trust, “A”, FRN, 0.487%, 1/15/21 (n)	218,790	218,458
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	656,597	656,340
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21 (z)	326,212	321,158
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	161,200	161,196
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.508%, 2/21/17	1,729,000	1,729,147
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	2,123,690	2,122,123
Cent CDO XI Ltd., “A1”, FRN, 0.555%, 4/25/19 (n)	541,379	530,669
Chesapeake Funding LLC, “A”, FRN, 0.938%, 11/07/23 (n)	128,240	128,247
Chesapeake Funding LLC, “A”, FRN, 0.638%, 1/07/25 (n)	900,611	901,001
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.688%, 2/07/27 (n)	2,550,000	2,548,437
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (z)	2,600,000	2,601,162
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	800,000	829,125
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	1,937,099	1,936,341
CNH Wholesale Master Note Trust, “A”, FRN, 0.787%, 8/15/19 (n)	1,444,000	1,445,203
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.948%, 9/15/39	404,111	428,185
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	575,411	612,188
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,148,618	1,148,452
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	1,004,277	1,002,527
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	1,360,437	1,360,953
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	1,471,092	1,470,350
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	406,000	409,982
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	1,602,000	1,615,676
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.587%, 1/15/20	2,500,000	2,498,215
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.568%, 7/20/19	1,700,000	1,694,059
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	11,179	11,179
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	1,723,948	1,723,188
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (z)	1,090,778	1,089,674
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)	1,349,042	1,338,304
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.738%, 12/10/27 (n)	1,353,388	1,351,342
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	1,300,000	1,299,861
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	2,800,000	2,805,359
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	741,197	775,741
Kingsland III Ltd., “A1”, CDO, FRN, 0.497%, 8/24/21 (n)	327,166	325,446
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.623%, 5/15/21 (z)	1,289,968	1,285,670
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	314,673	314,533
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	2,000,000	2,001,774
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.507%, 2/15/17	1,351,000	1,350,601
Motor PLC, 2014-1A, “A1”, FRN, 0.67%, 8/25/21 (n)	416,016	416,227
Motor PLC, 2015-1A, “A1”, FRN, 0.79%, 6/25/22 (n)	2,409,000	2,409,722
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (z)	2,327,000	2,327,636
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.487%, 2/15/18	1,300,000	1,300,248
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.587%, 1/15/20	1,140,000	1,141,823
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	507,524	507,524
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	144,516	144,504
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	1,249,425	1,246,439
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	4,200,000	4,199,911
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	2,500,000	2,498,663
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.436%, 5/17/32 (n)	710,000	707,391
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.398%, 10/20/16	719,390	719,390

1

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.538%, 7/22/19 (n)	$2,700,000	$2,696,147
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	768,386	768,159
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	463,907	463,127
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/24 (n)	2,391,000	2,392,686

		$70,467,258
Automotive - 5.0%
American Honda Finance Corp., 1%, 8/11/15 (n)	$810,000	$810,104
American Honda Finance Corp., 1.6%, 7/13/18	2,000,000	2,000,372
American Honda Finance Corp., FRN, 0.657%, 5/26/16 (n)	700,000	701,651
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	520,000	527,886
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,300,000	1,304,917
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	2,750,000	2,741,753
Daimler Finance North America LLC, FRN, 0.958%, 8/01/16 (n)	480,000	481,560
Daimler Finance North America LLC, FRN, 0.583%, 3/02/17 (n)	2,500,000	2,499,925
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	360,000	367,390
Ford Motor Credit Co. LLC, FRN, 0.798%, 9/08/17	1,860,000	1,847,298
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	1,770,000	1,771,565
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	570,000	580,404
Hyundai Capital America, 1.625%, 10/02/15 (n)	710,000	710,574
Hyundai Capital America, 2%, 3/19/18 (n)	2,022,000	2,021,958
Nissan Motor Acceptance Corp., FRN, 0.98%, 9/26/16 (n)	1,180,000	1,184,576
Nissan Motor Acceptance Corp., FRN, 0.832%, 3/03/17 (n)	1,000,000	1,001,393
Toyota Motor Credit Corp., FRN, 0.678%, 1/17/19	1,620,000	1,616,498
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	1,900,000	1,891,914
Volkswagen Group of America Finance LLC, FRN, 0.652%, 5/23/17 (n)	1,260,000	1,257,249
Volkswagen Group of America Finance LLC, FRN, 0.716%, 11/20/17 (n)	1,500,000	1,501,319
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	570,000	570,249

		$27,390,555
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.893%, 10/06/15 (n)	$310,000	$310,257
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	1,000,000	1,003,660
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	840,000	840,176
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	1,000,000	1,003,731
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	700,000	702,095
National Bank of Canada, 2.2%, 10/19/16 (n)	1,060,000	1,076,919
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	400,188
SpareBank 1 Boligkreditt A.S., 2.625%, 5/26/16 (n)	750,000	761,584

		$6,098,610
Broadcasting - 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$371,000	$368,898
Walt Disney Co., 0.45%, 12/01/15	800,000	799,844

		$1,168,742
Brokerage & Asset Managers - 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$182,000	$182,038
NYSE Euronext, 2%, 10/05/17	486,000	491,286

		$673,324
Business Services - 0.3%
Cisco Systems, Inc., FRN, 0.562%, 3/03/17	$1,800,000	$1,802,729

2

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$520,000	$526,469
NBCUniversal Enterprise Co., FRN, 0.825%, 4/15/16 (n)	870,000	871,588

		$1,398,057
Chemicals - 1.4%
CF Industries, Inc., 6.875%, 5/01/18	$1,487,000	$1,666,911
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	3,000,000	2,991,564
Dow Chemical Co., 8.55%, 5/15/19	2,000,000	2,431,940
LyondellBasell Industries N.V., 5%, 4/15/19	390,000	423,139

		$7,513,554
Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.528%, 5/03/18	$910,000	$910,991

Conglomerates - 0.8%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,141,000	$1,147,731
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	1,156,000	1,171,683
General Electric Co., 0.85%, 10/09/15	450,000	450,348
Pentair Finance S.A., 1.35%, 12/01/15	1,510,000	1,513,139

		$4,282,901
Consumer Products - 1.2%
Mattel, Inc., 1.7%, 3/15/18	$226,000	$224,137
Mattel, Inc., 2.5%, 11/01/16	400,000	405,914
Newell Rubbermaid, Inc., 2.05%, 12/01/17	426,000	427,236
Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,450,000	1,468,399
Procter & Gamble Co., 0.75%, 11/04/16	1,230,000	1,232,047
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	2,890,000	2,894,283

		$6,652,016
Consumer Services - 0.3%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$462,000	$465,249
Western Union Co., 2.375%, 12/10/15	330,000	331,552
Western Union Co., FRN, 1.281%, 8/21/15	1,020,000	1,020,235

		$1,817,036
Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/17	$830,000	$829,314
Arrow Electronics, Inc., 3%, 3/01/18	240,000	244,343
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	1,408,000	1,390,656

		$2,464,313
Electronics - 1.1%
Applied Materials, Inc., 2.65%, 6/15/16	$750,000	$761,276
Intel Corp., 1.35%, 12/15/17	1,052,000	1,051,661
Lam Research Corp., 2.75%, 3/15/20	801,000	797,995
Tyco Electronics Group S.A., 2.375%, 12/17/18	281,000	284,014
Tyco Electronics Group S.A., FRN, 0.494%, 1/29/16	2,200,000	2,198,940
Xilinx, Inc., 2.125%, 3/15/19	890,000	891,779

		$5,985,665
Emerging Market Quasi-Sovereign - 0.9%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$730,000	$729,312
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	1,170,000	1,181,700
Korea Development Bank, 1%, 1/22/16	710,000	710,261
Korea Gas Corp., 2.25%, 7/25/17 (n)	440,000	444,928

3

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 3.125%, 1/23/19	$321,000	$324,692
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,342,000	1,332,249

		$4,723,142
Energy - Independent - 1.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,545,000	$1,688,815
Canadian Natural Resources Ltd., FRN, 0.656%, 3/30/16	840,000	838,577
ConocoPhillips Co., 1.5%, 5/15/18	3,600,000	3,588,980
Southwestern Energy Co., 7.5%, 2/01/18	470,000	519,906

		$6,636,278
Energy - Integrated - 1.3%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$970,000	$987,461
BP Capital Markets PLC, 3.125%, 10/01/15	600,000	602,344
BP Capital Markets PLC, 0.7%, 11/06/15	650,000	650,336
BP Capital Markets PLC, 2.521%, 1/15/20	806,000	816,264
Chevron Corp., 0.889%, 6/24/16	370,000	370,919
Chevron Corp., 1.104%, 12/05/17	567,000	564,320
Shell International Finance B.V., 1.125%, 8/21/17	550,000	549,744
Shell International Finance B.V., FRN, 0.483%, 11/15/16	1,800,000	1,802,263
Total Capital International S.A., 1.5%, 2/17/17	600,000	604,447

		$6,948,098
Financial Institutions - 0.7%
General Electric Capital Corp., FRN, 0.885%, 12/11/15	$410,000	$410,850
General Electric Capital Corp., FRN, 0.884%, 1/08/16	580,000	581,438
General Electric Capital Corp., FRN, 0.515%, 1/14/16	2,100,000	2,101,241
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	540,000	551,291
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	405,000	407,237

		$4,052,057
Food & Beverages - 4.0%
Anheuser Busch InBev Finance, Inc., FRN, 2.15%, 2/01/19	$960,000	$966,124
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	520,000	520,746
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	890,000	894,247
Diageo Capital PLC, 1.5%, 5/11/17	850,000	851,329
General Mills, Inc., 1.4%, 10/20/17	2,300,000	2,292,355
General Mills, Inc., FRN , 0.594%, 1/29/16	430,000	429,710
H.J. Heinz Co., 1.6%, 6/30/17 (n)	1,550,000	1,551,858
Heineken N.V., 0.8%, 10/01/15 (n)	440,000	440,081
Ingredion, Inc., 3.2%, 11/01/15	170,000	170,915
Ingredion, Inc., 1.8%, 9/25/17	314,000	312,854
J.M. Smucker Co., 1.75%, 3/15/18 (n)	1,000,000	1,000,473
Kellogg Co., 4.45%, 5/30/16	320,000	329,117
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,560,000	1,742,437
Molson Coors Brewing Co., 2%, 5/01/17	960,000	968,534
PepsiCo, Inc., 2.5%, 5/10/16	970,000	984,564
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	2,130,000	2,171,362
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	600,000	610,163
SABMiller Holdings, Inc., FRN, 0.968%, 8/01/18 (n)	1,530,000	1,529,087
Tyson Foods, Inc., 6.6%, 4/01/16	1,400,000	1,451,073
Tyson Foods, Inc., 2.65%, 8/15/19	869,000	875,927
Want Want China Finance Co., 1.875%, 5/14/18 (n)	680,000	669,426
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	791,000	792,774
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	96,000	97,250

		$21,652,406

4

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - 1.0%
CVS Health Corp., 1.2%, 12/05/16	$550,000	$551,473
CVS Health Corp., 1.9%, 7/20/18	2,000,000	2,008,710
Walgreen Co., 1.8%, 9/15/17	1,229,000	1,252,345
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,700,000	1,704,763

		$5,517,291
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$580,000	$589,287

Insurance - 1.9%
Aflac, Inc., 3.45%, 8/15/15	$700,000	$700,554
American International Group, Inc., 2.3%, 7/16/19	2,320,000	2,322,921
MetLife Global Funding I, FRN, 0.663%, 4/10/17 (n)	1,700,000	1,702,910
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	2,200,000	2,179,650
Metropolitan Life Global Funding I, 0.818%, 7/15/16 (n)	980,000	984,005
PRICOA Global Funding I, FRN, 0.546%, 8/19/15 (n)	550,000	550,019
Prudential Financial, Inc., FRN, 1.053%, 8/15/18	1,250,000	1,255,204
UnumProvident Corp., 6.85%, 11/15/15 (n)	150,000	152,315
Voya Financial, Inc., 2.9%, 2/15/18	423,000	434,100

		$10,281,678
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$100,000	$99,666
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,210,000	1,213,296
Wellpoint, Inc., 1.25%, 9/10/15	20,000	20,007

		$1,332,969
Insurance - Property & Casualty - 0.5%
ACE Ltd., 2.6%, 11/23/15	$550,000	$552,945
Aon Corp., 3.5%, 9/30/15	600,000	602,505
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	1,300,000	1,308,099

		$2,463,549
International Market Quasi-Sovereign - 2.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$1,150,000	$1,156,899
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	1,110,000	1,115,834
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	590,000	601,079
Electricite de France, 2.15%, 1/22/19 (n)	1,200,000	1,212,313
FMS Wertmanagement, 0.625%, 4/18/16	1,020,000	1,021,316
KfW Bankengruppe, 0.5%, 9/30/15	1,250,000	1,250,451
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,200,000	1,202,940
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	560,000	560,638
Kommunalbanken A.S., 1%, 3/15/18 (n)	330,000	328,913
Kommunalbanken A.S., FRN, 0.408%, 10/31/16 (n)	160,000	160,099
Municipality Finance PLC, 2.375%, 5/16/16	1,180,000	1,197,263
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	230,000	230,413
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,570,000	1,583,234
Statoil A.S.A., 1.8%, 11/23/16	350,000	354,036
Statoil A.S.A., FRN, 0.563%, 5/15/18	852,000	846,619
Statoil A.S.A., FRN, 0.736%, 11/08/18	490,000	489,682

		$13,311,729
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$1,070,000	$1,069,895
Kingdom of Denmark, 0.875%, 3/20/17 (n)	500,000	500,652

5

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Sweden, 1%, 2/27/18 (n)	$1,100,000	$1,099,858
Republic of Finland, 1.25%, 10/19/15 (n)	1,300,000	1,302,340
Republic of Iceland, 4.875%, 6/16/16 (n)	1,037,000	1,063,669

		$5,036,414
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$539,000	$538,657
Baidu, Inc., 3%, 6/30/20	548,000	544,575

		$1,083,232
Local Authorities - 1.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,400,000	$1,405,586
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	3,200,000	3,200,400
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	450,000	451,267
Province of Ontario, 1.1%, 10/25/17	1,110,000	1,111,178

		$6,168,431
Machinery & Tools - 0.6%
John Deere Capital Corp., 1.6%, 7/13/18	$3,310,000	$3,311,642

Major Banks - 9.2%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$1,420,000	$1,477,024
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	2,750,000	2,749,992
ABN AMRO Bank N.V., FRN, 0.688%, 6/06/16 (n)	1,130,000	1,130,076
Bank of Montreal, 1.45%, 4/09/18	3,010,000	2,995,805
Bank of Nova Scotia, FRN, 0.685%, 3/15/16	1,420,000	1,422,219
BNP Paribas, 2.7%, 8/20/18	1,090,000	1,115,739
BNP Paribas, FRN, 0.877%, 12/12/16	280,000	280,739
BNP Paribas, FRN, 0.763%, 3/17/17	600,000	600,818
Canadian Imperial Bank of Commerce, FRN, 0.807%, 7/18/16	840,000	843,062
Commonwealth Bank of Australia, FRN, 0.78%, 9/20/16 (n)	1,020,000	1,023,367
Commonwealth Bank of Australia, FRN, 0.645%, 3/13/17 (n)	410,000	410,166
Commonwealth Bank of Australia, FRN, 0.551%, 9/08/17 (n)	1,800,000	1,799,136
DBS Bank Ltd., 2.35%, 2/28/17 (n)	770,000	782,719
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	1,135,000	1,167,815
HSBC Bank PLC, 3.1%, 5/24/16 (n)	310,000	315,881
HSBC Bank PLC, FRN, 0.913%, 5/15/18 (n)	1,294,000	1,292,573
Huntington National Bank, FRN, 0.717%, 4/24/17	1,910,000	1,900,784
ING Bank N.V., 1.8%, 3/16/18 (n)	3,100,000	3,108,014
ING Bank N.V., 3.75%, 3/07/17 (n)	424,000	439,412
ING Bank N.V., FRN, 1.228%, 3/07/16 (n)	540,000	541,956
ING Bank N.V., FRN, 1.92%, 9/25/15 (n)	560,000	561,118
KeyCorp, 3.75%, 8/13/15	650,000	650,415
Mizuho Bank Ltd., FRN, 0.73%, 9/25/17 (n)	1,800,000	1,793,351
Nordea Bank AB, FRN, 0.736%, 5/13/16 (n)	1,000,000	1,002,151
Nordea Bank AB, FRN, 0.643%, 4/04/17 (n)	410,000	410,360
PNC Bank N.A., 1.3%, 10/03/16	790,000	792,128
PNC Bank N.A., 1.15%, 11/01/16	1,200,000	1,200,296
PNC Bank N.A., 1.5%, 10/18/17	1,240,000	1,240,459
PNC Bank N.A., 1.6%, 6/01/18	1,750,000	1,744,871
PNC Bank N.A., 2.25%, 7/02/19	1,140,000	1,143,454
PNC Bank N.A., FRN, 0.603%, 1/28/16	560,000	560,376
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,050,000	1,051,776
State Street Bank & Trust Co., FRN, 0.478%, 12/08/15	678,000	677,469
Sumitomo Mitsui Banking Corp., FRN, 0.606%, 7/11/17	1,400,000	1,395,526

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Toronto-Dominion Bank, 1.75%, 7/23/18	$2,500,000	$2,498,798
Wells Fargo & Co., FRN, 0.817%, 7/20/16	760,000	762,416
Wells Fargo & Co., FRN, 0.538%, 9/08/17	1,880,000	1,870,525
Westpac Banking Corp., 0.95%, 1/12/16	1,180,000	1,182,257
Westpac Banking Corp., 2%, 8/14/17	400,000	405,814
Westpac Banking Corp., 1.55%, 5/25/18	3,000,000	2,991,561
Westpac Banking Corp., FRN, 0.606%, 5/19/17	1,000,000	1,000,324

		$50,332,742
Medical & Health Technology & Services - 1.3%
Baxter International, Inc., 1.85%, 1/15/17	$390,000	$393,124
Becton, Dickinson and Co., 1.75%, 11/08/16	300,000	301,706
Becton, Dickinson and Co., 1.45%, 5/15/17	420,000	418,789
Becton, Dickinson and Co., 1.8%, 12/15/17	1,500,000	1,494,143
Catholic Health Initiatives, 1.6%, 11/01/17	400,000	398,862
Covidien International Finance S.A., 6%, 10/15/17	401,000	439,887
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	870,000	866,135
McKesson Corp., 0.95%, 12/04/15	740,000	740,099
McKesson Corp., 3.25%, 3/01/16	470,000	476,281
McKesson Corp., FRN, 0.682%, 9/10/15	750,000	749,956
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	840,000	848,690

		$7,127,672
Medical Equipment - 0.5%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$260,000	$259,849
Zimmer Holdings, Inc., 2%, 4/01/18	2,400,000	2,397,917

		$2,657,766
Metals & Mining - 0.8%
Barrick Gold Corp., 2.5%, 5/01/18	$360,000	$359,563
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	290,000	303,999
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	890,000	862,188
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	420,000	391,650
Glencore Funding LLC, 2.125%, 4/16/18 (n)	900,000	887,568
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	1,520,000	1,520,207

		$4,325,175
Midstream - 1.0%
Energy Transfer Partners LP, 2.5%, 6/15/18	$600,000	$600,880
EnLink Midstream Partners LP, 2.7%, 4/01/19	430,000	425,963
Enterprise Products Operating LP, 6.5%, 1/31/19	930,000	1,053,746
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	660,000	656,653
ONEOK Partners LP, 3.2%, 9/15/18	790,000	800,591
TransCanada PipeLines Ltd., 1.875%, 1/12/18	522,000	524,642
TransCanada PipeLines Ltd., FRN, 0.961%, 6/30/16	1,190,000	1,191,439

		$5,253,914
Mortgage-Backed - 1.5%
Fannie Mae, 5.157%, 2/01/16	$237,506	$238,175
Fannie Mae, 1.114%, 2/25/17	781,914	785,405
Fannie Mae, 4.5%, 4/01/24	772,969	821,806
Fannie Mae, 4%, 3/01/25	86,350	91,033
Fannie Mae, 4.5%, 5/01/25	273,388	293,261
Fannie Mae, 3%, 4/01/30	75,865	78,805
Fannie Mae, FRN, 0.476%, 12/25/17	721,597	722,162

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, FRN, 0.436%, 5/25/18	$848,466	$849,511
Fannie Mae, TBA, 3%, 9/17/30	672,344	696,346
Freddie Mac, 1.655%, 11/25/16	228,564	230,381
Freddie Mac, 1.426%, 8/25/17	272,000	274,001
Freddie Mac, 4%, 7/01/25	544,059	579,786
Freddie Mac, 3.5%, 8/01/26	684,748	723,272
Freddie Mac, 2.5%, 7/01/28	1,649,334	1,689,599

		$8,073,543
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/17 (n)	$740,000	$742,933

Network & Telecom - 2.4%
AT&T, Inc., 0.8%, 12/01/15	$1,430,000	$1,429,123
AT&T, Inc., 2.4%, 8/15/16	160,000	162,097
AT&T, Inc., 2.45%, 6/30/20	730,000	718,054
AT&T, Inc., FRN, 0.664%, 2/12/16	140,000	139,895
AT&T, Inc., FRN, 1.194%, 11/27/18	1,570,000	1,575,029
British Telecommunications PLC, 2.35%, 2/14/19	1,090,000	1,090,182
France Telecom, 2.125%, 9/16/15	700,000	700,890
Verizon Communications, Inc., 0.7%, 11/02/15	970,000	969,846
Verizon Communications, Inc., 1.35%, 6/09/17	580,000	579,503
Verizon Communications, Inc., 6.1%, 4/15/18	2,100,000	2,330,639
Verizon Communications, Inc., FRN, 1.815%, 9/15/16	1,850,000	1,871,319
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	1,740,000	1,738,540

		$13,305,117
Oil Services - 0.2%
Noble Corp., 3.45%, 8/01/15	$260,000	$260,000
Transocean, Inc., 5.55%, 12/15/16	650,000	656,500

		$916,500
Other Banks & Diversified Financials - 6.6%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$439,000	$455,333
American Express Centurion Bank, FRN, 0.726%, 11/13/15	500,000	500,409
American Express Credit Corp., 2.8%, 9/19/16	420,000	428,529
Banco Santander Chile, FRN, 1.186%, 4/11/17 (n)	1,410,000	1,403,256
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.732%, 2/26/16 (n)	550,000	550,392
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.891%, 9/09/16 (n)	1,320,000	1,322,381
Banque Federative du Credit Mutuel, FRN, 1.143%, 10/28/16 (n)	420,000	421,894
Banque Federative du Credit Mutuel, FRN, 1.137%, 1/20/17 (n)	1,010,000	1,015,871
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	4,000,000	4,010,804
BPCE S.A., 1.625%, 1/26/18	1,430,000	1,428,976
Capital One Bank (USA) N.A., FRN, 0.958%, 2/05/18	2,200,000	2,200,543
Capital One Financial Corp., 2.45%, 4/24/19	420,000	419,907
Capital One Financial Corp., FRN, 0.919%, 11/06/15	320,000	320,275
Discover Bank, 3.1%, 6/04/20	1,190,000	1,195,898
Fifth Third Bancorp, 1.35%, 6/01/17	1,800,000	1,798,061
Fifth Third Bancorp, 2.3%, 3/01/19	364,000	364,112
First Republic Bank, 2.375%, 6/17/19	278,000	277,898
Groupe BPCE S.A., 2.5%, 12/10/18	920,000	934,599
Groupe BPCE S.A., FRN, 1.545%, 4/25/16	1,700,000	1,710,288
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	640,000	644,961
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	660,000	662,583
Lloyds Bank PLC, 1.75%, 5/14/18	2,950,000	2,947,729

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Lloyds Bank PLC, 2.3%, 11/27/18	$630,000	$637,508
Macquarie Bank Ltd., 5%, 2/22/17 (n)	1,076,000	1,132,513
Macquarie Bank Ltd., FRN, 0.925%, 10/27/17 (n)	1,900,000	1,897,188
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	480,000	478,855
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	2,200,000	2,196,073
Svenska Handelsbanken AB, 2.875%, 4/04/17	566,000	581,869
Svenska Handelsbanken AB, FRN, 0.73%, 3/21/16	1,290,000	1,292,634
Svenska Handelsbanken AB, FRN, 0.751%, 9/23/16	250,000	250,631
Swedbank AB, 2.125%, 9/29/17 (n)	2,462,000	2,486,731
Union Bank, 3%, 6/06/16	280,000	284,835

		$36,253,536
Pharmaceuticals - 2.6%
AbbVie, Inc., 1.8%, 5/14/18	$2,500,000	$2,493,180
AbbVie, Inc., FRN, 1.039%, 11/06/15	730,000	730,884
Actavis Funding SCS, 2.35%, 3/12/18	1,305,000	1,309,021
Amgen, Inc., 2.3%, 6/15/16	440,000	444,925
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,860,000	1,864,388
Bristol-Myers Squibb Co., 0.875%, 8/01/17	1,087,000	1,081,945
Celgene Corp., 2.45%, 10/15/15	532,000	533,593
EMD Finance LLC, 1.7%, 3/19/18 (n)	3,000,000	3,002,508
Mylan, Inc., 1.8%, 6/24/16	790,000	793,124
Mylan, Inc., 1.35%, 11/29/16	205,000	203,634
Sanofi, 1.25%, 4/10/18	1,400,000	1,394,277
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	330,000	329,883

		$14,181,362
Printing & Publishing - 0.3%
Pearson PLC, 4%, 5/17/16 (n)	$1,000,000	$1,022,800
Thomson Reuters Corp., 0.875%, 5/23/16	740,000	739,010

		$1,761,810
Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$925,000	$947,058

Real Estate - Healthcare - 0.1%
Health Care REIT, Inc., 2.25%, 3/15/18	$264,000	$265,466
Ventas Realty LP, REIT, 1.55%, 9/26/16	470,000	471,656

		$737,122
Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/17	$330,000	$331,182
Vornado Realty LP, REIT, 2.5%, 6/30/19	595,000	594,839

		$926,021
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$302,000	$301,446
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	670,000	670,770

		$972,216
Retailers - 0.3%
Dollar General Corp., 1.875%, 4/15/18	$195,000	$193,801
Target Corp., 2.3%, 6/26/19	910,000	925,661
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	300,000	304,779
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	421,000	421,134

		$1,845,375

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.2%
Air Products & Chemicals, Inc., 2%, 8/02/16	$174,000	$176,124
Airgas, Inc., 2.95%, 6/15/16	700,000	710,044
Ecolab, Inc., 1%, 8/09/15	430,000	429,942

		$1,316,110
Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$600,000	$601,448

Supranational - 0.9%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$1,370,000	$1,367,260
Corporacion Andina de Fomento, 1.5%, 8/08/17	1,300,000	1,297,377
Corporacion Andina de Fomento, FRN, 0.844%, 1/29/18	520,000	522,114
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,500,000	1,501,137

		$4,687,888
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$262,000	$265,380
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	900,000	893,746
SBA Tower Trust, 2.898%, 10/15/19 (n)	878,000	879,306

		$2,038,432
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/17	$700,000	$749,000

Tobacco - 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (z)	$1,456,000	$1,454,809
Reynolds American, Inc., 3.5%, 8/04/16 (z)	370,000	377,506
Reynolds American, Inc., 1.05%, 10/30/15	430,000	430,254
Reynolds American, Inc., 2.3%, 6/12/18	1,700,000	1,715,089

		$3,977,658
Transportation - Services - 0.6%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$330,000	$330,431
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	302,000	308,491
TTX Co., 2.6%, 6/15/20 (n)	2,400,000	2,407,267

		$3,046,189
U.S. Government Agencies and Equivalents - 1.3%
Aid-Egypt, 4.45%, 9/15/15	$1,270,000	$1,276,062
Aid-Ukraine, 1.844%, 5/16/19	296,000	298,039
Aid-Ukraine, 1.847%, 5/29/20	3,000,000	3,023,757
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	750,000	760,636
Private Export Funding Corp., 1.875%, 7/15/18	1,120,000	1,137,176
Small Business Administration, 2.25%, 7/01/21	632,743	647,400

		$7,143,070
U.S. Treasury Obligations - 1.2%
U.S. Treasury Notes, 0.625%, 9/30/17 (f)	$6,500,000	$6,484,257

Utilities - Electric Power - 2.9%
American Electric Power Co., Inc., 1.65%, 12/15/17	$398,000	$397,633
Dominion Resources, Inc., 1.95%, 8/15/16	880,000	887,358
Dominion Resources, Inc., 2.5%, 12/01/19	1,600,000	1,605,133
Duke Energy Corp., 1.625%, 8/15/17	209,000	209,780
Duke Energy Corp., FRN, 0.663%, 4/03/17	1,060,000	1,057,956

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Duke Energy Indiana, Inc., FRN, 0.636%, 7/11/16	$370,000	$370,152
Enel Finance International S.A., 6.25%, 9/15/17 (n)	750,000	819,288
Eversource Energy, 1.6%, 1/15/18	2,000,000	2,009,610
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	670,000	670,330
PG&E Corp., 2.4%, 3/01/19	660,000	662,488
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,240,000	1,261,578
PSEG Power LLC, 2.75%, 9/15/16	360,000	366,660
Southern Co., 2.375%, 9/15/15	1,000,000	1,001,892
Southern Co., 2.45%, 9/01/18	630,000	641,983
Virginia Electric and Power Co., 1.2%, 1/15/18	700,000	695,802
Xcel Energy, Inc., 1.2%, 6/01/17	3,000,000	3,000,270

		$15,657,913
Total Bonds		$427,795,781

Short-Term Obligations (y) - 10.3%
Anheuser Busch Inbev Worldwide, 0.01%, due 8/07/15	$4,000,000	$3,999,933
Bank of Montreal, 0.13%, due 8/07/15	4,000,000	4,000,000
Barclays U.S. Funding Corp., 0%, due 8/03/15	4,182,000	4,181,970
Colgate Palmolive Co., 0%, due 8/05/15	4,054,000	4,053,968
Exxon Mobil Corp., 0%, due 8/04/15	3,000,000	2,999,982
Federal Home Loan Bank, 0.01%, due 8/05/15	3,900,000	3,899,983
Federal Home Loan Bank, 0.01%, due 8/07/15	4,080,000	4,079,973
Freddie Mac, 0.01%, due 8/05/15	4,579,000	4,578,980
General Electric Co., 0%, due 8/03/15	4,182,000	4,181,977
HSBC USA, Inc., 0.01%, due 8/03/15	4,182,000	4,181,988
International Business Machines Corp., 0%, due 8/12/15	3,789,000	3,788,884
Novartis Finance Corp., 0%, due 8/12/15	2,550,000	2,549,930
Novartis Finance Corp., 0%, due 8/14/15	1,205,000	1,204,961
Novartis Finance Corp., 0.01%, due 8/19/15	195,000	194,991
United Technologies Corp., 0%, due 8/05/15	4,000,000	3,999,956
Wal-Mart Stores, Inc., 0.01%, due 8/03/15	4,182,000	4,181,984
Total Short-Term Obligations		$56,079,460

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	14,267,812	$14,267,812
Total Investments		$498,143,053

Other Assets, Less Liabilities - 8.7%		47,744,692
Net Assets - 100.0%		$545,887,745

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $166,013,799 representing 30.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21	6/24/14	$323,825	$321,158
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17	4/8/15	2,599,922	2,601,162

11

Consolidated Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/7/15	$1,164,977	$1,181,700
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18	5/19/15	1,090,718	1,089,674
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/8/15	1,340,050	1,338,304
Imperial Tobacco Finance PLC, 2.05%, 7/20/18	7/15/15	1,449,223	1,454,809
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.623%, 5/15/21	4/8/15	1,281,719	1,285,670
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19	7/22/15	2,326,724	2,327,636
Reynolds American, Inc., 3.5%, 8/04/16	7/10/15	377,678	377,506
Total Restricted Securities			$11,977,619
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

12

Consolidated Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/15

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	135	$16,178,906	September - 2015	$(47,933)

Swap Agreements at 7/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
8/17/15	USD	3,596,144	Goldman Sachs International	BCOMHGTR (floating rate)	0.11% (floating rate)	$425
8/18/15	USD	3,479,742	JPMorgan Chase Bank N.A	BCOMSITR (floating rate)	0.10% (floating rate)	361
9/1/15	USD	17,676,343	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	2,434
9/28/15	USD	12,068,442	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	1,322
10/30/15	USD	38,002,801	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	5,233
11/16/15	USD	14,143,995	Morgan Stanley Capital Services, Inc.	BCOMF3T (floating rate)	0.30% (floating rate)	4,226
1/1/16	USD	19,433,525	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	2,674
1/11/16	USD	20,044,949	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.12% (floating rate)	2,569
1/11/16	USD	20,864,540	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	2,872
1/25/16	USD	29,604,860	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.10% (floating rate)	3,241
2/8/16	USD	26,457,861	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	2,896
4/18/16	USD	2,846,432	Citibank N.A.	BCOMSBTR (floating rate)	0.10% (floating rate)	297,119
4/18/16	USD	14,199,761	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	1,824
4/18/16	USD	66,265,549	Goldman Sachs International	BCOMTR (floating rate)	0.09% (floating rate)	7,255
4/18/16	USD	66,265,549	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	6,625
5/17/16	USD	2,187,753	Goldman Sachs International	BCOMGCTR (floating rate)	0.09% (floating rate)	210
5/17/16	USD	5,309,203	Morgan Stanley Capital Services, Inc.	BCOMCTTR (floating rate)	0.18% (floating rate)	931
5/17/16	USD	8,971,520	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	1,152
5/17/16	USD	9,151,456	Citibank N.A.	BCOMKWT (floating rate)	0.08% (floating rate)	1,547,515
5/17/16	USD	15,588,054	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	2,145
5/17/16	USD	44,857,599	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	4,485
5/17/16	USD	53,829,119	Goldman Sachs International	BCOMTR (floating rate)	0.09% (floating rate)	5,382
7/18/16	USD	6,437,385	Morgan Stanley Capital Services, Inc.	BCOMSMT (floating rate)	0.25% (floating rate)	1,547
8/1/16	USD	2,852,145	Morgan Stanley Capital Services, Inc.	BCOMCTTR (floating rate)	0.18% (floating rate)	481
8/1/16	USD	3,887,627	JPMorgan Chase Bank N.A	BCOMRBTR (floating rate)	0.09% (floating rate)	373
8/1/16	USD	4,300,000	Citibank N.A.	BCOMKCTR (floating rate)	0.12% (floating rate)	58,663
8/1/16	USD	5,589,616	Goldman Sachs International	BCOMLHTR (floating rate)	0.23% (floating rate)	1,129
8/1/16	USD	7,295,916	Goldman Sachs International	BCOMWHTR (floating rate)	0.18% (floating rate)	1,380
8/29/16	USD	2,006,125	Goldman Sachs International	BCOMRBTR (floating rate)	0.12% (floating rate)	35
8/29/16	USD	8,563,804	Goldman Sachs International	BCOMSYTR (floating rate)	0.18% (floating rate)	197

						$1,966,701

Liability Derivatives
Total Return Swap Agreements
8/17/15	USD	14,122,748	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	$(1,330,214)
3/14/16	USD	5,737,622	Citibank N.A.	BCOMGCTR (floating rate)	0.10% (floating rate)	(373,967)
4/18/16	USD	2,612,212	Morgan Stanley Capital Services, Inc.	BCOMKCTR (floating rate)	0.10% (floating rate)	(270)
5/17/16	USD	1,949,276	Goldman Sachs International	BCOMSBTR (floating rate)	0.14% (floating rate)	(287)
5/17/16	USD	2,045,193	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	0.08% (floating rate)	(197)
5/17/16	USD	4,239,518	Goldman Sachs International	BCOMCLTR (floating rate)	0.07% (floating rate)	(389)
5/17/16	USD	4,327,032	Goldman Sachs International	BCOMCOT (floating rate)	0.07% (floating rate)	(381)

13

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 7/31/15 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Liability Derivatives – continued
Total Return Swap Agreements – continued
5/17/16	USD	20,855,569	Citibank N.A.	BCOMTR (floating rate)	0.11% (floating rate)	$(2,013,106)
8/22/16	USD	18,000,000	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	(1,105,847)
8/29/16	USD	5,002,527	Morgan Stanley Capital Services, Inc.	BCOMNITR (floating rate)	0.08% (floating rate)	(60)

						$(4,824,718)

At July 31, 2015, the fund had cash collateral of $97,213,471 and liquid securities with an aggtregate value of $131,681 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

In addition to its direct investments in commodity-linked notes, the fund may invest up to 25% of its assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary has the same objective, strategies, and restrictions as the fund, except that it gains exposure to the commodities market for the Subsidiary by investing primarily in commodity-linked futures, options, and swaps, instead of commodity-linked notes. The Subsidiary may also invest in debt securities. As of July 31, 2015, the Subsidiary’s net assets were $101,321,019, which represented 18.6% of the fund’s net assets. The fund’s Portfolio of Investments has been consolidated and includes the investments of the fund and the Subsidiary.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

15

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$13,627,326	$—	$13,627,326
Non-U.S. Sovereign Debt	—	27,759,173	—	27,759,173
U.S. Corporate Bonds	—	169,371,165	—	169,371,165
Residential Mortgage-Backed Securities	—	8,780,935	—	8,780,935
Commercial Mortgage-Backed Securities	—	2,645,238	—	2,645,238
Asset-Backed Securities (including CDOs)	—	67,114,637	—	67,114,637
Foreign Bonds	—	138,497,307	—	138,497,307
Short Term Securities		56,079,460	—	56,079,460
Mutual Funds	14,267,812	—	—	14,267,812
Total Investments	$14,267,812	$483,875,241	$—	$498,143,053

Other Financial Instruments
Futures Contracts	$(47,933)	$—	$—	$(47,933)
Swap Agreements	—	(2,858,017)	—	(2,858,017)

For further information regarding security characteristics, see the Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

16

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$498,695,002
Gross unrealized appreciation	1,294,817
Gross unrealized depreciation	(1,846,766)
Net unrealized appreciation (depreciation)	$(551,949)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,201,631	223,185,125	(254,118,944)	14,267,812

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,750	$14,267,812

17

QUARTERLY REPORT

July 31, 2015

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 66.8%
Aerospace - 1.4%
General Dynamics Corp.	12,104	$1,804,820
Honeywell International, Inc.	1,343	141,080
L-3 Communications Holdings, Inc.	2,077	239,810
MTU Aero Engines AG	1,321	121,400
Northrop Grumman Corp.	17,594	3,043,933
Rockwell Collins, Inc.	2,849	241,082
Rolls-Royce Holdings PLC	86,812	1,076,425
Saab AB, “B”	12,975	313,292
Textron, Inc.	31,357	1,370,301
TransDigm Group, Inc. (a)	2,702	611,463
United Technologies Corp.	10,040	1,007,112

		$9,970,718
Airlines - 0.1%
Alaska Air Group, Inc.	2,195	$166,270
Delta Air Lines, Inc.	3,891	172,523
Stagecoach Group PLC	88,147	538,230

		$877,023
Alcoholic Beverages - 1.0%
Constellation Brands, Inc., “A”	6,429	$771,609
Diageo PLC, ADR	7,337	824,018
Heineken N.V.	19,445	1,532,041
Molson Coors Brewing Co.	9,915	705,353
Pernod Ricard S.A.	25,586	3,064,286

		$6,897,307
Apparel Manufacturers - 0.9%
Burberry Group PLC	5,010	$125,886
Christian Dior S.A.	1,079	223,671
Gerry Weber International AG	9,610	236,730
Global Brands Group Holding Ltd. (a)	374,000	82,979
Hanesbrands, Inc.	2,374	73,665
LVMH Moet Hennessy Louis Vuitton S.A.	16,393	3,073,217
NIKE, Inc., “B”	14,242	1,640,963
Polo Ralph Lauren Corp.	944	118,840
PVH Corp.	2,430	281,977
Sequential Brands Group, Inc. (a)	7,295	129,340
Tumi Holdings, Inc. (a)	3,944	75,922
VF Corp.	7,471	575,939

		$6,639,129
Automotive - 0.9%
BorgWarner Transmission Systems, Inc.	3,347	$166,379
Delphi Automotive PLC	3,177	248,060
DENSO Corp.	11,000	545,851
Fenix Parts, Inc. (a)	44,313	405,021
Gentex Corp.	25,140	404,251
GKN PLC	59,225	294,577
Goodyear Tire & Rubber Co.	50,873	1,532,803
Guangzhou Automobile Group Co. Ltd., “H”	410,000	328,432
Harley-Davidson, Inc.	4,212	245,560
Honda Motor Co. Ltd.	12,600	427,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
Horizon Global Corp. (a)	3,556	$44,526
Lear Corp.	3,097	322,305
LKQ Corp. (a)	5,413	170,293
Tofas Turk Otomobil Fabriikasi A.S.	21,855	143,145
USS Co. Ltd.	72,700	1,278,197

		$6,557,296
Biotechnology - 1.1%
Aduro Biotech, Inc. (a)	624	$16,361
Alder Biopharmaceuticals, Inc. (a)	1,012	46,977
Alexion Pharmaceuticals, Inc. (a)	10,703	2,113,200
Alnylam Pharmaceuticals, Inc. (a)	711	90,603
AMAG Pharmaceuticals, Inc. (a)	5,303	338,862
Amgen, Inc.	5,595	988,021
Amicus Therapeutics, Inc. (a)	8,663	148,917
Biogen, Inc. (a)	4,366	1,391,793
Celgene Corp. (a)	860	112,875
Chiasma, Inc. (a)	2,250	53,033
Esperion Therapeutics, Inc. (a)	358	22,196
Exact Sciences Corp. (a)	5,018	120,783
Gilead Sciences, Inc.	17,014	2,005,270
Isis Pharmaceuticals, Inc. (a)	3,041	167,042
MiMedx Group, Inc. (a)	13,319	142,913
NantKwest, Inc. (a)	1,619	49,541
Novavax, Inc. (a)	5,757	69,429
Seres Therapeutics, Inc. (a)	902	34,141
Tesaro, Inc. (a)	2,520	146,160
VTV Therapeutics, Inc. (a)	3,995	39,950

		$8,098,067
Broadcasting - 0.5%
Havas S.A.	48,751	$419,224
Interpublic Group of Companies, Inc.	7,970	169,761
Live Nation, Inc. (a)	11,042	289,521
Nielsen Holdings B.V.	5,772	279,711
ProSiebenSat.1 Media SE	3,837	196,161
Stroer Media SE	3,372	167,000
Time Warner, Inc.	13,452	1,184,314
Twenty-First Century Fox, Inc.	3,815	131,579
Twenty-First Century Fox, Inc., “B”	20,626	691,384
WPP Group PLC	14,053	322,604

		$3,851,259
Brokerage & Asset Managers - 1.5%
Affiliated Managers Group, Inc. (a)	3,774	$784,615
BlackRock, Inc.	3,494	1,175,102
Computershare Ltd.	87,871	793,874
Credit Suisse Group AG	16,305	480,182
Credit Suisse Group AG	36,175	1,066,195
Franklin Resources, Inc.	1,803	82,127
IG Group Holdings PLC	53,395	624,132
Intercontinental Exchange, Inc.	8,513	1,941,305
LPL Financial Holdings, Inc.	3,919	184,781
NASDAQ OMX Group, Inc.	52,142	2,660,806
Schroders PLC	13,317	657,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
TD Ameritrade Holding Corp.	3,950	$145,084

		$10,595,996
Business Services - 4.5%
Accenture PLC, “A”	56,792	$5,855,823
Amadeus IT Holding S.A.	63,311	2,761,088
Amdocs Ltd.	3,140	184,161
Ashtead Group PLC	27,353	419,256
Brenntag AG	3,979	221,250
Bright Horizons Family Solutions, Inc. (a)	21,506	1,295,521
Brunel International N.V.	13,759	269,804
Bunzl PLC	64,248	1,840,105
Cognizant Technology Solutions Corp., “A” (a)	45,206	2,852,499
Compass Group PLC	270,688	4,332,879
Constant Contact, Inc. (a)	52,405	1,354,145
CoStar Group, Inc. (a)	961	193,440
Equifax, Inc.	6,610	675,079
Fidelity National Information Services, Inc.	5,184	339,189
Fiserv, Inc. (a)	442	38,392
FleetCor Technologies, Inc. (a)	11,571	1,791,422
Forrester Research, Inc.	4,574	143,075
Gartner, Inc. (a)	16,346	1,447,765
Global Payments, Inc.	8,022	899,186
IMS Health Holdings, Inc. (a)	4,955	164,258
Intertek Group PLC	13,515	516,456
Jones Lang LaSalle, Inc.	5,892	1,049,012
LifeLock, Inc. (a)	8,620	68,270
Mitsubishi Corp.	8,000	172,962
Nomura Research Institute Ltd.	15,000	616,049
RE/MAX Holdings, Inc., “A”	5,091	192,542
Realogy Holdings Corp. (a)	11,803	537,273
Resources Connection, Inc.	22,848	361,684
Rightmove PLC	13,363	760,442
Sodexo	6,377	594,320
Ultimate Software Group, Inc. (a)	1,156	212,947
Univar, Inc. (a)	16,031	383,141

		$32,543,435
Cable TV - 0.8%
Charter Communications, Inc., “A” (a)	13,099	$2,434,580
Comcast Corp., “A”	27,216	1,698,551
Comcast Corp., “Special A”	17,131	1,067,947
Sky PLC	7,205	128,269
Time Warner Cable, Inc.	468	88,925

		$5,418,272
Chemicals - 1.5%
3M Co.	6,967	$1,054,386
Celanese Corp.	2,922	192,618
Givaudan S.A.	804	1,497,672
LyondellBasell Industries N.V., “A”	1,543	144,780
LyondellBasell Industries N.V., “A”	45,980	4,314,303
Monsanto Co.	5,896	600,743
Orica Ltd.	39,318	552,086
PPG Industries, Inc.	12,455	1,349,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
Victrex PLC	11,668	$352,765

		$10,059,226
Computer Software - 1.5%
Adobe Systems, Inc. (a)	14,639	$1,200,252
Aspen Technology, Inc. (a)	33,791	1,499,645
Cornerstone OnDemand, Inc. (a)	4,814	173,593
Dassault Systemes S.A.	1,282	96,825
Intuit, Inc.	13,814	1,461,107
OBIC Co. Ltd.	42,400	2,015,056
Oracle Corp.	28,331	1,131,540
Qlik Technologies, Inc. (a)	10,986	444,494
Rovi Corp. (a)	3,231	35,509
Salesforce.com, Inc. (a)	12,277	899,904
Symantec Corp.	5,876	133,620
VeriSign, Inc. (a)	20,806	1,475,978

		$10,567,523
Computer Software - Systems - 2.1%
2U, Inc. (a)	1,749	$56,125
Apple, Inc. (s)	37,987	4,607,823
Brother Industries Ltd.	21,000	290,426
Cvent, Inc. (a)	10,611	285,648
Demandware, Inc. (a)	2,644	199,781
EMC Corp.	29,230	785,995
Fleetmatics Group PLC (a)	4,264	204,118
Hewlett-Packard Co.	21,688	661,918
Ingram Micro, Inc., “A”	18,919	515,164
International Business Machines Corp.	5,732	928,527
Lexmark International, Inc., “A”	1,370	46,566
Model N, Inc. (a)	32,154	365,269
NCR Corp. (a)	4,922	135,552
NICE Systems Ltd.	9,354	582,355
NICE Systems Ltd., ADR	7,823	505,053
Proofpoint, Inc. (a)	2,741	177,343
Rapid7, Inc. (a)	8,075	185,564
Sabre Corp.	41,196	1,095,814
ServiceNow, Inc. (a)	2,252	181,286
Shopify, Inc. (a)	2,562	95,793
SS&C Technologies Holdings, Inc.	14,773	1,005,007
Tableau Software, Inc., “A” (a)	8,703	911,552
Vantiv, Inc., “A” (a)	15,004	660,176
Venture Corp. Ltd.	21,600	123,600
Western Digital Corp.	1,717	147,765
Xerox Corp.	24,149	266,122

		$15,020,342
Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	18,944	$281,265
DCC PLC	9,269	732,432
First Pacific Co. Ltd.	320,000	256,337

		$1,270,034
Construction - 0.8%
Armstrong World Industries, Inc. (a)	3,521	$205,979
Beacon Roofing Supply, Inc. (a)	6,085	212,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Bellway PLC	20,700	$779,384
Fortune Brands Home & Security, Inc.	13,148	627,817
Geberit AG	2,428	840,491
Interface, Inc.	19,352	502,571
Lennox International, Inc.	2,019	238,383
Owens Corning	8,610	386,159
Pool Corp.	7,694	541,811
Sherwin-Williams Co.	386	107,215
Stanley Black & Decker, Inc.	2,770	292,207
Summit Materials, Inc., “A” (a)	7,519	188,652
TopBuild Corp. (a)	4,331	124,560
Trex Co., Inc. (a)	2,187	99,224
Vulcan Materials Co.	3,385	308,103

		$5,455,531
Consumer Products - 2.2%
Colgate-Palmolive Co. (s)	39,362	$2,677,403
Estee Lauder Cos., Inc., “A”	8,650	770,802
Kao Corp.	33,200	1,685,248
Kobayashi Pharmaceutical Co. Ltd.	41,000	3,218,865
L’Oreal S.A.	10,621	1,987,050
Newell Rubbermaid, Inc.	25,679	1,111,387
Reckitt Benckiser Group PLC	37,897	3,639,092
Sensient Technologies Corp.	7,712	527,424
Uni-Charm Corp.	9,300	223,655

		$15,840,926
Consumer Services - 0.7%
Asante, Inc.	23,500	$367,096
Capella Education Co.	3,223	166,017
Carriage Services, Inc.	7,335	176,260
Estacio Participacoes S.A., ADR	24,002	98,958
Houghton Mifflin Harcourt Co. (a)	4,195	109,615
MakeMyTrip Ltd. (a)	5,443	79,468
Nord Anglia Education, Inc. (a)	9,476	240,122
Priceline Group, Inc. (a)	1,184	1,472,387
Servicemaster Global Holdings, Inc. (a)	61,005	2,362,724
Strayer Education, Inc. (a)	1,858	103,323

		$5,175,970
Containers - 0.5%
Brambles Ltd.	170,570	$1,356,498
Crown Holdings, Inc. (a)	1,817	93,594
Fuji Seal International, Inc.	8,700	269,210
Graphic Packaging Holding Co.	116,232	1,755,103
Greif, Inc., “A”	8,042	249,222
Owens-Illinois, Inc. (a)	6,100	130,235

		$3,853,862
Electrical Equipment - 1.8%
Advanced Drainage Systems, Inc.	10,820	$301,121
AMETEK, Inc.	27,207	1,443,331
Danaher Corp.	31,775	2,909,319
Legrand S.A.	1,589	97,814
Mettler-Toledo International, Inc. (a)	8,984	3,032,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
MSC Industrial Direct Co., Inc., “A”	5,610	$399,769
Pentair PLC	2,981	181,275
Schneider Electric S.A.	22,317	1,558,568
Siemens AG	4,046	432,977
Spectris PLC	21,017	640,998
TriMas Corp. (a)	8,891	208,939
Tyco International PLC	34,644	1,316,126
W.W. Grainger, Inc.	419	95,829
WESCO International, Inc. (a)	4,049	248,447

		$12,867,511
Electronics - 2.1%
Analog Devices, Inc.	23,629	$1,378,280
Avago Technologies Ltd.	7,451	932,418
Broadcom Corp., “A”	55,397	2,803,642
Freescale Semiconductor Ltd. (a)	2,783	110,958
Halma PLC	167,975	1,985,748
Infineon Technologies AG	15,552	174,301
Iriso Electronics Co. Ltd.	2,790	185,272
Keysight Technologies, Inc. (a)	5,070	154,838
Lattice Semiconductor Corp. (a)	19,445	95,669
MediaTek, Inc.	39,000	410,117
Mellanox Technologies Ltd. (a)	1,076	45,246
Microchip Technology, Inc.	3,739	160,179
Monolithic Power Systems, Inc.	2,552	131,964
NVIDIA Corp.	4,573	91,231
NXP Semiconductors N.V. (a)	694	67,311
Plexus Corp. (a)	6,315	240,854
Silicon Laboratories, Inc. (a)	3,494	157,195
Siliconware Precision Industries Co. Ltd., ADR	70,958	401,622
Skyworks Solutions, Inc.	3,074	294,090
Stanley Electric Co. Ltd.	8,700	186,025
Stratasys Ltd. (a)	2,182	67,053
Taiwan Semiconductor Manufacturing Co. Ltd.	78,654	347,536
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	161,748	3,576,248
Texas Instruments, Inc.	22,542	1,126,649
Ultratech, Inc. (a)	8,557	136,227

		$15,260,673
Energy - Independent - 2.0%
Anadarko Petroleum Corp.	1,284	$95,465
Cabot Oil & Gas Corp.	13,409	350,779
Cairn Energy PLC (a)	19,888	50,128
Cimarex Energy Co.	1,297	135,044
Concho Resources, Inc. (a)	2,107	224,522
CONSOL Energy, Inc.	3,775	62,363
Energen Corp.	4,689	258,833
EOG Resources, Inc.	1,569	121,111
EQT Corp.	2,663	204,652
Galp Energia SGPS S.A.	8,736	101,220
Hess Corp.	3,775	222,763
HollyFrontier Corp.	3,252	156,942
INPEX Corp.	177,600	1,935,279
Marathon Petroleum Corp.	55,811	3,051,187
Memorial Resource Development Corp. (a)	26,269	401,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Noble Energy, Inc.	3,793	$133,627
Occidental Petroleum Corp.	17,574	1,233,695
Oil Search Ltd.	20,365	111,197
PDC Energy, Inc. (a)	4,017	188,598
Pioneer Natural Resources Co.	380	48,173
Reliance Industries Ltd.	8,234	128,657
SM Energy Co.	5,601	207,629
TORC Oil & Gas Ltd.	37,493	202,394
Valero Energy Corp.	44,697	2,932,123
WPX Energy, Inc. (a)	211,873	1,843,295

		$14,401,592
Energy - Integrated - 0.4%
BG Group PLC	21,309	$363,553
Chevron Corp.	4,529	400,726
Exxon Mobil Corp.	22,378	1,772,561
Royal Dutch Shell PLC, “A”	10,397	298,751

		$2,835,591
Engineering - Construction - 0.1%
Stantec, Inc.	6,983	$194,190
Team, Inc. (a)	4,162	180,631

		$374,821
Entertainment - 0.3%
Cinemark Holdings, Inc.	2,624	$103,543
International Speedway Corp.	3,712	127,210
Netflix, Inc. (a)	16,179	1,849,421

		$2,080,174
Food & Beverages - 3.2%
Blue Buffalo Pet Products, Inc. (a)	1,130	$31,572
Britvic PLC	42,335	453,862
Bunge Ltd.	12,892	1,029,426
Coca-Cola Co.	24,992	1,026,671
Coca-Cola Enterprises, Inc.	5,038	257,341
Danone S.A.	76,702	5,196,640
Flex Pharma, Inc. (a)	2,230	34,766
Flowers Foods, Inc.	6,020	130,393
Freshpet, Inc. (a)	17,524	289,496
General Mills, Inc.	17,810	1,036,720
Ingredion, Inc.	33,185	2,926,917
J.M. Smucker Co.	1,670	186,522
Kellogg Co.	2,700	178,659
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,418	77,166
McCormick & Co., Inc.	2,194	179,930
Mead Johnson Nutrition Co., “A”	3,838	339,241
Mondelez International, Inc.	44,239	1,996,506
Nestle S.A.	63,992	4,847,578
Nestle S.A., ADR	15,693	1,186,391
Pinnacle Foods, Inc.	5,648	253,878
Snyders-Lance, Inc.	8,637	280,875
Tate & Lyle PLC	44,963	382,680
Tyson Foods, Inc., “A”	3,910	173,409
WhiteWave Foods Co., “A” (a)	10,995	567,562

		$23,064,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.2%
Alimentation Couche-Tard, Inc.	9,968	$444,615
Booker Group PLC	133,365	372,802
Cosmos Pharmaceutical Corp.	936	120,460
CVS Health Corp.	35,737	4,019,340
Empire Co. Ltd., “A”	1,691	114,298
FamilyMart Co. Ltd.	5,000	242,062
Kroger Co.	65,314	2,562,921
Rite Aid Corp. (a)	12,494	111,322
Sundrug Co. Ltd.	3,300	192,512
Walgreens Boots Alliance, Inc.	989	95,567

		$8,275,899
Gaming & Lodging - 1.1%
Carnival Corp.	11,290	$601,644
Diamond Resorts International, Inc. (a)	5,490	172,057
La Quinta Holdings, Inc. (a)	73,973	1,569,707
Ladbrokes PLC	123,123	219,001
Norwegian Cruise Line Holdings Ltd. (a)	78,394	4,893,353
Royal Caribbean Cruises Ltd.	6,571	590,404
Wynn Resorts Ltd.	578	59,667

		$8,105,833
General Merchandise - 0.8%
Dollar Tree, Inc. (a)	1,251	$97,616
Five Below, Inc. (a)	15,939	587,671
Kohl’s Corp.	34,220	2,098,370
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,698	209,895
Target Corp.	28,705	2,349,504
Woolworths Holdings Ltd.	54,592	428,571

		$5,771,627
Health Maintenance Organizations - 0.4%
Anthem, Inc.	12,554	$1,936,706
Molina Healthcare, Inc. (a)	2,404	181,334
UnitedHealth Group, Inc.	6,440	781,816

		$2,899,856
Insurance - 3.5%
AIA Group Ltd.	455,200	$2,965,262
Allied World Assurance Co.	8,055	340,404
American International Group, Inc.	2,624	168,251
Amlin PLC	63,020	502,410
Aon PLC	12,215	1,230,906
Arthur J. Gallagher & Co.	4,154	197,024
Aspen Insurance Holdings Ltd.	3,751	180,386
Beazley PLC	256,896	1,355,593
Everest Re Group Ltd.	9,115	1,669,139
Fairfax Financial Holdings Ltd.	2,410	1,162,277
Hanover Insurance Group, Inc.	5,222	422,199
Hartford Financial Services Group, Inc.	5,724	272,176
Hiscox Ltd.	20,190	291,807
Jardine Lloyd Thompson Group PLC	35,393	575,376
Lincoln National Corp.	4,056	228,434
MetLife, Inc.	63,959	3,565,075
Prudential Financial, Inc.	30,145	2,663,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Prudential PLC	8,557	$201,448
Safety Insurance Group, Inc.	3,008	174,434
Sony Financial Holdings, Inc.	6,100	116,699
Stewart Information Services Corp.	5,317	218,635
Storebrand A.S.A. (a)	46,007	185,527
Symetra Financial Corp.	7,839	196,289
Third Point Reinsurance Ltd. (a)	22,034	327,425
Travelers Cos., Inc.	19,458	2,064,883
Unum Group	47,345	1,696,845
Validus Holdings Ltd.	38,700	1,793,745
XL Group PLC	5,023	190,974
Zurich Insurance Group AG	1,284	391,060

		$25,348,295
Internet - 1.0%
Alibaba Group Holding Ltd., ADR (a)	2,033	$159,265
Facebook, Inc., “A“ (a)	14,273	1,341,805
Google, Inc., “A” (a)	3,228	2,122,410
Google, Inc., “C” (a)	1,909	1,194,289
LinkedIn Corp., “A” (a)	5,002	1,016,707
Marketo, Inc. (a)	6,403	194,715
Naver Corp.	1,518	678,472
Yahoo!, Inc. (a)	14,815	543,266

		$7,250,929
Leisure & Toys - 0.4%
Brunswick Corp.	2,215	$117,594
Electronic Arts, Inc. (a)	41,874	2,996,085

		$3,113,679
Machinery & Tools - 2.2%
Allison Transmission Holdings, Inc.	70,193	$2,048,232
Atlas Copco AB	15,071	411,944
Burckhardt Compression Holding AG	963	364,252
Caterpillar, Inc.	9,564	752,017
Columbus McKinnon Corp.	4,640	108,854
Douglas Dynamics, Inc.	4,858	99,686
Eaton Corp. PLC	3,405	206,275
Flowserve Corp.	4,758	223,578
GEA Group AG	13,431	568,635
Herman Miller, Inc.	8,036	225,329
IPG Photonics Corp. (a)	31,500	2,904,930
Joy Global, Inc.	4,844	127,930
Kennametal, Inc.	9,273	293,861
Kubota Corp.	17,000	291,278
Oshkosh Corp.	32,932	1,203,335
Regal Beloit Corp.	23,532	1,633,827
Roper Technologies, Inc.	8,714	1,457,591
Schindler Holding AG	2,012	324,194
Spirax-Sarco Engineering PLC	7,693	398,377
SPX Corp.	1,919	125,522
WABCO Holdings, Inc. (a)	4,897	604,633
Weir Group PLC	54,099	1,298,515

		$15,672,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.2%
Barclays PLC	68,676	$309,893
BNP Paribas	5,877	382,811
BOC Hong Kong Holdings Ltd.	39,000	157,211
Comerica, Inc.	3,196	151,586
Goldman Sachs Group, Inc.	10,053	2,061,569
HSBC Holdings PLC	202,902	1,836,848
Huntington Bancshares, Inc.	53,554	624,975
JPMorgan Chase & Co. (s)	81,957	5,616,513
KeyCorp	14,053	208,547
Mitsubishi UFJ Financial Group, Inc.	63,100	458,224
Morgan Stanley	7,469	290,096
PNC Financial Services Group, Inc.	1,423	139,710
Standard Chartered PLC	7,995	122,382
Sumitomo Mitsui Financial Group, Inc.	9,500	439,850
Wells Fargo & Co.	40,533	2,345,645
Westpac Banking Corp.	17,102	435,775

		$15,581,635
Medical & Health Technology & Services - 1.2%
Adeptus Health, Inc., “A” (a)	2,061	$226,483
Brookdale Senior Living, Inc. (a)	6,889	228,233
Capital Senior Living Corp. (a)	6,060	135,077
Cardinal Health, Inc.	4,795	407,479
Cerner Corp. (a)	6,887	493,936
Cross Country Healthcare, Inc. (a)	20,143	243,126
HCA Holdings, Inc. (a)	4,054	377,063
Healthcare Services Group, Inc.	10,657	372,036
HealthStream, Inc. (a)	4,075	114,345
Henry Schein, Inc. (a)	5,194	768,608
Hogy Medical Co. Ltd.	8,400	408,698
IDEXX Laboratories, Inc. (a)	1,945	141,460
INC Research Holdings, Inc., “A” (a)	3,823	191,265
McKesson Corp.	14,780	3,260,025
MedAssets, Inc. (a)	10,826	252,246
MEDNAX, Inc. (a)	3,712	314,184
Miraca Holdings, Inc.	8,800	405,438
Owens & Minor, Inc.	2,484	87,337
Quest Diagnostics, Inc.	2,860	211,097
Universal Health Services, Inc.	1,370	198,965

		$8,837,101
Medical Equipment - 2.0%
Abbott Laboratories	7,750	$392,848
Agilent Technologies, Inc.	4,130	169,124
Align Technology, Inc. (a)	2,234	140,072
Ansell Ltd.	17,174	314,587
AtriCure, Inc. (a)	2,055	57,108
C.R. Bard, Inc.	2,904	571,072
Cardiovascular Systems, Inc. (a)	4,598	137,204
Cepheid, Inc. (a)	4,095	227,641
Cooper Cos., Inc.	3,619	640,563
DENTSPLY International, Inc.	3,887	221,209
DexCom, Inc. (a)	2,145	181,574
Edwards Lifesciences Corp. (a)	9,478	1,442,172
Essilor International S.A.	6,242	799,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
GenMark Diagnostics, Inc. (a)	9,203	$78,226
Hologic, Inc. (a)	5,274	219,715
Insulet Corp. (a)	5,546	187,954
Masimo Corp. (a)	68,013	2,834,782
Medtronic PLC	2,252	176,534
Nevro Corp. (a)	1,465	74,378
Nihon Kohden Corp.	10,800	239,903
Novadaq Technologies, Inc. (a)	10,080	115,618
NxStage Medical, Inc. (a)	10,342	147,684
PerkinElmer, Inc.	23,974	1,268,704
St. Jude Medical, Inc.	14,956	1,104,052
STERIS Corp.	5,566	384,778
Stryker Corp.	1,504	153,814
Teleflex, Inc.	3,458	463,337
Terumo Corp.	6,500	167,830
Thermo Fisher Scientific, Inc.	8,201	1,144,286
VWR Corp. (a)	6,783	181,717
Zimmer Biomet Holdings, Inc.	1,756	182,747

		$14,420,558
Metals & Mining - 0.2%
Gerdau S.A., ADR	29,893	$51,715
Globe Specialty Metals, Inc.	19,847	306,438
Iluka Resources Ltd.	49,195	283,358
Rio Tinto PLC	14,260	553,722
United States Steel Corp.	3,117	60,688

		$1,255,921
Natural Gas - Distribution - 0.2%
AGL Resources, Inc.	3,092	$148,663
Centrica PLC	31,158	129,673
China Resources Gas Group Ltd.	56,000	170,840
Engie	13,053	250,655
NiSource, Inc.	4,342	75,811
NorthWestern Corp.	3,678	198,024
Sempra Energy	617	62,798
Spectra Energy Corp.	3,083	93,292
Tokyo Gas Co. Ltd.	34,000	183,696

		$1,313,452
Natural Gas - Pipeline - 0.1%
APA Group	25,892	$171,657
Columbia Pipeline Group, Inc.	4,342	126,700
Enbridge, Inc.	3,393	147,903
Plains GP Holdings LP	3,856	98,868
Williams Cos., Inc.	1,354	71,058

		$616,186
Network & Telecom - 0.5%
Cisco Systems, Inc.	28,749	$817,047
Ericsson, Inc., “B”	175,257	1,875,123
Ixia (a)	18,927	249,836
Qualcomm, Inc.	2,905	187,053
VTech Holdings Ltd.	32,100	399,578

		$3,528,637

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.2%
Cameron International Corp. (a)	2,816	$142,095
FMC Technologies, Inc. (a)	4,126	135,168
Forum Energy Technologies, Inc. (a)	26,442	404,034
Frank’s International N.V.	14,078	227,923
Halliburton Co.	1,336	55,831
John Wood Group PLC	26,287	256,775
Oil States International, Inc. (a)	3,664	110,323
Patterson-UTI Energy, Inc.	5,158	85,030
Schlumberger Ltd.	971	80,418
Technip	1,322	75,237
Tesco Corp.	19,610	188,256

		$1,761,090
Other Banks & Diversified Financials - 2.8%
Aeon Financial Service Co. Ltd.	6,500	$169,403
Air Lease Corp.	4,354	153,914
American Express Co.	5,426	412,702
Bancolombia S.A., ADR	4,789	184,855
BB&T Corp.	6,296	253,540
Berkshire Hills Bancorp, Inc.	6,776	197,182
Brookline Bancorp, Inc.	28,809	324,677
CAI International, Inc. (a)	10,690	150,301
Cathay General Bancorp, Inc.	7,999	256,848
Chiba Bank Ltd.	58,000	462,839
Citigroup, Inc.	19,916	1,164,289
Citizens Financial Group, Inc.	10,089	263,020
Credicorp Ltd.	4,683	617,688
DBS Group Holdings Ltd.	17,100	251,542
Discover Financial Services	39,623	2,211,360
Fifth Third Bancorp	20,556	433,115
First Interstate BancSystem, Inc.	8,270	229,327
First Republic Bank	1,809	115,396
HDFC Bank Ltd., ADR	2,784	173,916
ING Groep N.V.	25,631	436,032
Intesa Sanpaolo S.p.A	89,282	343,385
Julius Baer Group Ltd.	2,360	130,541
Jyske Bank (a)	5,742	299,824
Kasikornbank Public Co. Ltd., NVDR	14,600	73,735
KBC Group N.V.	19,323	1,346,715
Lloyds Banking Group PLC	254,223	330,310
M&T Bank Corp.	1,249	163,806
MasterCard, Inc., “A”	8,303	808,712
Northern Trust Corp.	1,970	150,685
PrivateBancorp, Inc.	22,489	929,695
Public Bank Berhad	52,300	259,825
Regional Management Corp. (a)	5,752	111,129
Sandy Spring Bancorp, Inc.	7,870	215,166
Sberbank of Russia, ADR	10,741	52,980
SunTrust Banks, Inc.	3,630	160,954
Svenska Handelsbanken AB	65,937	1,008,918
TCF Financial Corp.	29,544	486,294
Texas Capital Bancshares, Inc. (a)	6,965	410,517
U.S. Bancorp	30,684	1,387,224
Visa, Inc., “A”	39,048	2,941,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Wintrust Financial Corp.	4,037	$217,675

		$20,291,912
Pharmaceuticals - 4.2%
AbbVie, Inc.	12,627	$884,016
Allergan PLC (a)	9,493	3,143,607
Aratana Therapeutics, Inc. (a)	8,658	152,554
Bayer AG	33,230	4,901,258
Bristol-Myers Squibb Co.	31,690	2,080,132
Collegium Pharmaceutical, Inc. (a)	4,374	87,611
Eli Lilly & Co.	20,547	1,736,427
Endo International PLC (a)	7,841	686,401
Genomma Lab Internacional S.A., “B” (a)	482,193	447,403
GlaxoSmithKline PLC	45,865	999,886
Horizon Pharma PLC (a)	4,077	150,237
Impax Laboratories, Inc. (a)	2,859	138,547
Intercept Pharmaceuticals, Inc. (a)	577	152,218
Johnson & Johnson	28,476	2,853,580
KYORIN Holdings Ltd.	13,000	253,528
MediWound Ltd. (a)	4,389	30,767
Merck & Co., Inc.	78,862	4,649,704
Novartis AG	9,093	944,776
Pfizer, Inc.	15,496	558,786
Roche Holding AG	14,097	4,071,689
Santen Pharmaceutical Co. Ltd.	21,200	312,180
TherapeuticsMD, Inc. (a)	21,520	167,641
Valeant Pharmaceuticals International, Inc. (a)	1,832	471,795

		$29,874,743
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	11,457	$311,745
Stericycle, Inc. (a)	3,668	517,078

		$828,823
Printing & Publishing - 0.1%
Multi-Color Corp.	1,701	$108,626
RELX N.V.	17,217	286,843

		$395,469
Railroad & Shipping - 0.4%
Canadian National Railway Co.	27,322	$1,705,712
Canadian Pacific Railway Ltd.	345	55,493
Diana Shipping, Inc. (a)	56,610	427,406
Genesee & Wyoming, Inc. (a)	1,927	137,241
Kirby Corp. (a)	2,362	171,032
StealthGas, Inc. (a)	26,490	149,139
Union Pacific Corp.	5,405	527,474

		$3,173,497
Real Estate - 1.4%
Annaly Mortgage Management, Inc., REIT	7,844	$78,048
Ascendas Real Estate Investment Trust, REIT	238,100	420,018
AvalonBay Communities, Inc., REIT	2,748	473,590
BioMed Realty Trust, Inc., REIT	8,052	173,440
Cheung Kong Property Holdings Ltd. (a)	12,944	107,862
Corporate Office Properties Trust, REIT	17,411	402,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
DDR Corp., REIT	7,755	$126,407
Deutsche Wohnen AG	3,509	86,729
EPR Properties, REIT	8,726	498,429
Equity Lifestyle Properties, Inc., REIT	2,471	143,021
Extra Space Storage, Inc.	3,459	254,306
Gramercy Property Trust, Inc., REIT	48,207	1,179,143
Hatteras Financial Corp., REIT	11,535	187,559
Iron Mountain, Inc., REIT	18,153	545,498
Macquarie Mexico Real Estate S.A. de C.V., REIT	263,309	390,898
Medical Properties Trust, Inc., REIT	126,670	1,731,579
Mid-America Apartment Communities, Inc., REIT	2,277	182,934
Plum Creek Timber Co. Inc., REIT	5,694	233,454
Select Income, REIT	11,059	221,954
Simon Property Group, Inc., REIT	3,029	567,089
Store Capital Corp., REIT	5,365	112,665
TAG Immobilien AG	112,750	1,274,187
WP GLIMCHER, Inc., REIT	26,225	355,087

		$9,746,613
Restaurants - 0.6%
Aramark	7,636	$242,978
Chuy’s Holdings, Inc. (a)	7,172	203,757
DineEquity, Inc.	1,284	133,549
Domino’s Pizza, Inc.	770	87,657
Dunkin Brands Group, Inc.	2,723	146,742
El Pollo Loco Holdings, Inc. (a)	4,360	81,924
Starbucks Corp.	27,847	1,613,177
Whitbread PLC	17,077	1,384,085
Wingstop, Inc. (a)	1,328	45,524
YUM! Brands, Inc.	3,628	318,393
Zoe’s Kitchen, Inc. (a)	2,711	121,588

		$4,379,374
Special Products & Services - 0.0%
WL Ross Holding Corp., EU (a)	3,737	$41,294

Specialty Chemicals - 0.9%
Air Water, Inc.	5,000	$86,820
Akzo Nobel N.V.	8,217	588,476
Albemarle Corp.	7,780	421,676
Amira Nature Foods Ltd. (a)	5,410	66,327
Axalta Coating Systems Ltd. (a)	17,378	552,794
Chemours Co.	235	2,566
Elementis PLC	97,823	392,607
Ferro Corp. (a)	8,391	116,551
H.B. Fuller Co.	7,753	310,585
JSR Corp.	21,900	364,720
Kronos Worldwide, Inc.	8,332	81,987
Linde AG	12,224	2,310,444
Marine Harvest A.S.A.	25,193	311,194
Sika AG	166	601,778
Symrise AG	2,767	183,942
Valspar Corp.	2,298	191,377
W.R. Grace & Co. (a)	686	69,238

		$6,653,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 3.0%
Amazon.com, Inc. (a)	4,819	$2,583,707
American Eagle Outfitters, Inc.	90,937	1,614,132
AutoZone, Inc. (a)	3,588	2,514,973
Bed Bath & Beyond, Inc. (a)	2,523	164,575
Best Buy Co., Inc.	71,618	2,312,545
Boot Barn Holdings, Inc. (a)	2,442	77,167
Burlington Stores, Inc. (a)	17,806	980,042
Cabela’s, Inc. (a)	2,197	97,613
Citi Trends, Inc. (a)	17,130	407,865
Dick’s Sporting Goods, Inc.	26,447	1,348,268
Esprit Holdings Ltd.	57,900	55,568
Express, Inc. (a)	99,147	1,887,759
Gap, Inc.	5,187	189,222
Gordmans Stores, Inc. (a)	24,931	137,370
Hennes & Mauritz AB, “B”	4,412	175,524
Home Depot, Inc.	1,987	232,539
Kirkland’s, Inc.	5,191	141,610
Lumber Liquidators Holdings, Inc. (a)	4,039	77,953
NEXT PLC	5,143	641,722
Nitori Co. Ltd.	4,800	431,065
O’Reilly Automotive, Inc. (a)	2,315	556,318
Rent-A-Center, Inc.	5,845	156,588
Ross Stores, Inc.	48,035	2,553,541
Ryohin Keikaku Co. Ltd.	500	106,790
Sally Beauty Holdings, Inc. (a)	8,624	256,909
Shimamura Co. Ltd.	3,000	309,840
Tiffany & Co.	3,099	296,574
Tractor Supply Co.	5,289	489,338
Tuesday Morning Corp. (a)	11,776	110,459
Urban Outfitters, Inc. (a)	8,309	271,040

		$21,178,616
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	19,393	$1,844,468
KDDI Corp.	96,700	2,458,170
Mobile TeleSystems PJSC (a)	11,123	40,590
Philippine Long Distance Telephone Co.	1,140	71,937
SBA Communications Corp. (a)	5,277	637,039
SoftBank Group Corp.	3,600	199,876
Vodafone Group PLC	82,610	312,006

		$5,564,086
Telephone Services - 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	112,007	$206,526
British Telecom Group, PLC	22,214	161,120
Frontier Communications Corp.	28,940	136,597
Hellenic Telecommunications Organization S.A.	7,693	64,621
Quebecor, Inc., “B”	5,046	119,335
TDC A.S.	16,568	124,964
Verizon Communications, Inc.	58,886	2,755,276

		$3,568,439
Tobacco - 1.0%
Altria Group, Inc.	12,365	$672,409
British American Tobacco PLC	18,497	1,097,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - continued
ITC Ltd.	59,786	$303,974
Japan Tobacco, Inc.	53,700	2,085,649
Philip Morris International, Inc.	27,538	2,355,325
Reynolds American, Inc.	1,137	97,543
Swedish Match AB	14,489	443,903

		$7,056,754
Trucking - 0.4%
DSV A.S.	19,886	$679,563
Marten Transport Ltd.	10,592	205,379
Swift Transportation Co. (a)	11,487	273,620
UTi Worldwide, Inc. (a)	18,043	151,561
Yamato Holdings Co. Ltd.	70,800	1,570,414

		$2,880,537
Utilities - Electric Power - 1.3%
AES Corp.	99,487	$1,273,434
American Electric Power Co., Inc.	24,973	1,412,723
CMS Energy Corp.	8,277	283,570
DTE Energy Co.	2,947	237,116
Duke Energy Corp.	21,231	1,575,765
Dynegy, Inc. (a)	3,261	84,949
Edison International	9,271	556,353
El Paso Electric Co.	6,137	223,571
Enel S.p.A	30,629	144,174
Eversource Energy	3,920	194,902
Great Plains Energy, Inc.	60,800	1,587,488
NextEra Energy, Inc.	981	103,201
NRG Energy, Inc.	9,337	209,616
OGE Energy Corp.	3,364	100,113
PG&E Corp.	17,439	915,722
Pinnacle West Capital Corp.	4,100	253,011
Public Service Enterprise Group, Inc.	5,370	223,768

		$9,379,476
Total Common Stocks		$478,342,687

Bonds - 18.7%
Automotive - 1.4%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$400,000	$406,476
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	250,000	250,946
Delphi Automotive PLC, 4.15%, 3/15/24	369,000	381,565
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	800,000	802,282
Ford Motor Credit Co. LLC, 1.461%, 3/27/17	938,000	933,322
Ford Motor Credit Co. LLC, 2.145%, 1/09/18	982,000	982,236
Ford Motor Credit Co. LLC, 2.597%, 11/04/19	400,000	398,078
Ford Motor Credit Co. LLC, 3.157%, 8/04/20	1,785,000	1,789,675
General Motors Co., 4.875%, 10/02/23	1,000,000	1,025,209
Hyundai Capital America, 2.6%, 3/19/20 (n)	464,000	462,489
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	900,000	908,366
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	1,200,000	1,194,210

		$9,534,854

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$325,000	$366,546
Life Technologies Corp., 5%, 1/15/21	532,000	579,574

		$946,120
Broadcasting - 0.5%
21st Century Fox America, Inc., 6.15%, 2/15/41	$500,000	$586,368
Grupo Televisa S.A.B., 5%, 5/13/45	500,000	475,590
Myriad International Holdings B.V., 5.5%, 7/21/25 (z)	253,000	256,795
Omnicom Group, Inc., 3.625%, 5/01/22	300,000	302,747
Omnicom Group, Inc., 3.65%, 11/01/24	121,000	119,492
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	422,000	419,609
Time Warner, Inc., 5.35%, 12/15/43	300,000	312,080
Viacom, Inc., 3.5%, 4/01/17	500,000	514,892

		$2,987,573
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/25	$555,000	$542,564
TD Ameritrade Holding Corp., 2.95%, 4/01/22	700,000	699,190

		$1,241,754
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$418,000	$422,391
Mohawk Industries, Inc., 3.85%, 2/01/23	300,000	302,780
Owens Corning, Inc., 4.2%, 12/15/22	152,000	154,403

		$879,574
Business Services - 0.3%
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$700,000	$684,550
Fiserv, Inc., 2.7%, 6/01/20	1,108,000	1,107,740

		$1,792,290
Cable TV - 0.5%
CCO Safari II LLC, 6.384%, 10/23/35 (n)	$885,000	$904,720
Comcast Corp., 4.65%, 7/15/42	325,000	333,145
Comcast Corp., 4.75%, 3/01/44	710,000	742,058
Cox Communications, Inc., 6.25%, 6/01/18 (n)	400,000	443,204
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	400,000	399,414
Time Warner Cable, Inc., 4.5%, 9/15/42	368,000	296,908

		$3,119,449
Chemicals - 0.4%
CF Industries, Inc., 5.15%, 3/15/34	$676,000	$656,286
CF Industries, Inc., 4.95%, 6/01/43	300,000	277,416
Dow Chemical Co., 8.55%, 5/15/19	325,000	395,190
LYB International Finance B.V., 4.875%, 3/15/44	386,000	373,555
LyondellBasell Industries N.V., 5%, 4/15/19	588,000	637,964
Monsanto Co., 4.7%, 7/15/64	389,000	337,556

		$2,677,967
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24	$336,000	$338,294

Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/22	$483,000	$480,356
Apple, Inc., 4.375%, 5/13/45	700,000	702,856

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - continued
Seagate HDD Cayman, 3.75%, 11/15/18	$322,000	$335,293

		$1,518,505
Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17	$557,000	$558,238

Consumer Products - 0.4%
Hasbro, Inc., 5.1%, 5/15/44	$438,000	$437,976
Mattel, Inc., 5.45%, 11/01/41	244,000	250,133
Newell Rubbermaid, Inc., 4%, 12/01/24	310,000	314,400
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	300,000	308,746
Whirlpool Corp., 1.65%, 11/01/17	749,000	749,163

		$2,060,418
Consumer Services - 0.0%
Priceline Group, Inc., 3.65%, 3/15/25	$319,000	$312,433

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22	$192,000	$188,835
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	481,000	467,594

		$656,429
Electronics - 0.2%
Flextronics International Ltd., 4.75%, 6/15/25 (n)	$1,000,000	$976,250
Lam Research Corp., 2.75%, 3/15/20	206,000	205,227
Tyco Electronics Group S.A., 3.5%, 2/03/22	400,000	407,360

		$1,588,837
Emerging Market Quasi-Sovereign - 0.1%
Comision Federal de Electricidad, 5.75%, 2/14/42	$232,000	$228,230
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	295,000	289,248

		$517,478
Energy - Independent - 0.2%
Canadian Natural Resources Ltd., 3.8%, 4/15/24	$300,000	$293,388
EQT Corp., 4.875%, 11/15/21	500,000	523,002
Hess Corp., 3.5%, 7/15/24	372,000	357,219
Pioneer Natural Resources Co., 7.5%, 1/15/20	219,000	257,749

		$1,431,358
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/20	$213,000	$215,712

Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/17	$471,000	$472,574

Financial Institutions - 0.3%
General Electric Capital Corp., 1%, 1/08/16	$1,328,000	$1,330,653
General Electric Capital Corp., 1.6%, 11/20/17	800,000	805,656
International Lease Finance Corp., 7.125%, 9/01/18 (n)	325,000	362,781

		$2,499,090
Food & Beverages - 1.0%
J.M. Smucker Co., 2.5%, 3/15/20 (n)	$1,326,000	$1,323,583
J.M. Smucker Co., 3.5%, 10/15/21	400,000	411,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
J.M. Smucker Co., 4.375%, 3/15/45 (n)	$134,000	$125,185
Kraft Foods Group, Inc., 6.5%, 2/09/40	400,000	482,633
Kraft Heinz Co., 5%, 7/15/35 (n)	225,000	233,072
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	738,000	744,227
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	500,000	564,682
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	300,000	310,182
Tyson Foods, Inc., 2.65%, 8/15/19	171,000	172,363
Tyson Foods, Inc., 4.5%, 6/15/22	400,000	424,416
Tyson Foods, Inc., 5.15%, 8/15/44	107,000	111,113
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	600,000	612,403
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	700,000	720,009

		$6,235,461
Food & Drug Stores - 0.2%
CVS Health Corp., 4.875%, 7/20/35	$631,000	$652,371
CVS Health Corp., 2.75%, 12/01/22	300,000	289,760
CVS Health Corp., 5.75%, 5/15/41	325,000	375,666
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	469,000	471,288

		$1,789,085
Forest & Paper Products - 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$325,000	$363,704
International Paper Co., 6%, 11/15/41	300,000	326,293
Packaging Corp. of America, 3.9%, 6/15/22	230,000	231,943
Packaging Corp. of America, 3.65%, 9/15/24	203,000	199,924

		$1,121,864
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$500,000	$500,342
Wyndham Worldwide Corp., 4.25%, 3/01/22	500,000	504,496

		$1,004,838
Insurance - 0.4%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$434,000	$421,705
American International Group, Inc., 4.875%, 6/01/22	325,000	359,182
American International Group, Inc., 4.7%, 7/10/35	581,000	586,925
American International Group, Inc., 4.5%, 7/16/44	331,000	318,429
Prudential Financial, Inc., 4.75%, 9/17/15	800,000	803,807
Unum Group, 4%, 3/15/24	600,000	613,003

		$3,103,051
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$812,000	$809,287
UnitedHealth Group, Inc., 4.625%, 7/15/35	1,115,000	1,157,962
Wellpoint, Inc., 1.875%, 1/15/18	500,000	498,154

		$2,465,403
Insurance - Property & Casualty - 0.3%
Aon PLC, 4.6%, 6/14/44	$600,000	$577,867
CNA Financial Corp., 5.875%, 8/15/20	400,000	454,886
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	281,000	274,557
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	700,000	695,652

		$2,002,962
Internet - 0.1%
Baidu, Inc., 3%, 6/30/20	$641,000	$636,994

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 2.5%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	$1,200,000	$1,199,996
Bank of America Corp., 2%, 1/11/18	2,050,000	2,056,939
Bank of America Corp., 1.75%, 6/05/18	1,200,000	1,198,206
Bank of America Corp., 4.125%, 1/22/24	561,000	580,443
Bank of America Corp., 3.95%, 4/21/25	1,225,000	1,188,010
Bank of America Corp., 3.875%, 8/01/25	979,000	988,343
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,000,000	1,056,290
Goldman Sachs Group, Inc., 2.625%, 1/31/19	500,000	508,088
Goldman Sachs Group, Inc., 5.15%, 5/22/45	750,000	742,956
ING Bank N.V., 5.8%, 9/25/23 (n)	200,000	218,701
JPMorgan Chase & Co., 4.25%, 10/15/20	800,000	857,714
JPMorgan Chase & Co., 3.25%, 9/23/22	400,000	400,149
JPMorgan Chase & Co., 3.125%, 1/23/25	449,000	431,633
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 12/31/49	500,000	529,688
Morgan Stanley, 3.875%, 4/29/24	731,000	742,307
Morgan Stanley, 2.2%, 12/07/18	632,000	638,669
Morgan Stanley, 5.5%, 7/28/21	450,000	506,750
Morgan Stanley, 3.95%, 4/23/27	480,000	458,631
Morgan Stanley, 4.3%, 1/27/45	276,000	262,371
PNC Bank N.A., 2.6%, 7/21/20	936,000	942,399
Regions Financial Corp., 2%, 5/15/18	325,000	323,902
Wells Fargo & Co., 4.1%, 6/03/26	1,200,000	1,206,668
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	224,000	229,320
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/31/49	296,000	297,687

		$17,565,860
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 2.675%, 12/15/19	$1,187,000	$1,195,550
Becton, Dickinson and Co., 3.734%, 12/15/24	156,000	155,057
Becton, Dickinson and Co., 4.685%, 12/15/44	146,000	144,901
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	600,000	597,335
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	207,000	199,537
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	359,000	333,614
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	400,000	393,380

		$3,019,374
Medical Equipment - 0.3%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$363,000	$362,330
Medtronic, Inc., 4.375%, 3/15/35 (n)	900,000	900,819
Zimmer Holdings, Inc., 4.45%, 8/15/45	1,070,000	1,000,502

		$2,263,651
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.75%, 5/01/43	$700,000	$601,386
Freeport- McMoRan, Inc., 4%, 11/14/21	400,000	349,000
Kinross Gold Corp., 5.95%, 3/15/24	452,000	406,706
Plains Exploration & Production Co., 6.875%, 2/15/23	406,000	397,880
Southern Copper Corp., 5.25%, 11/08/42	625,000	529,600

		$2,284,572
Midstream - 0.9%
APT Pipelines Ltd., 5%, 3/23/35 (n)	$472,000	$446,566
Energy Transfer Partners LP, 6.5%, 2/01/42	325,000	333,262
Energy Transfer Partners LP, 5.15%, 2/01/43	400,000	347,268
Energy Transfer Partners LP, 5.15%, 3/15/45	451,000	395,314

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 3.9%, 2/15/24	$150,000	$150,003
Enterprise Products Operating LLC, 4.45%, 2/15/43	300,000	265,511
Enterprise Products Operating LLC, 4.85%, 3/15/44	114,000	106,643
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	800,000	775,686
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	617,000	586,810
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	888,000	794,743
ONEOK Partners LP, 2%, 10/01/17	500,000	496,381
Spectra Energy Partners LP, 4.75%, 3/15/24	300,000	315,792
Sunoco Logistics Partners LP, 5.3%, 4/01/44	186,000	168,746
Sunoco Logistics Partners LP, 5.35%, 5/15/45	105,000	95,394
TransCanada PipeLines Ltd., 1.875%, 1/12/18	553,000	555,799
Williams Cos., Inc., 3.7%, 1/15/23	474,000	427,803
Williams Cos., Inc., 5.75%, 6/24/44	400,000	350,335

		$6,612,056
Natural Gas - Distribution - 0.1%
NiSource Finance Corp., 3.85%, 2/15/23	$300,000	$310,932
NiSource Finance Corp., 4.8%, 2/15/44	300,000	308,833

		$619,765
Network & Telecom - 0.8%
AT&T, Inc., 2.45%, 6/30/20	$1,426,000	$1,402,664
AT&T, Inc., 4.75%, 5/15/46	1,120,000	1,033,002
Verizon Communications, Inc., 2.625%, 2/21/20	858,000	857,067
Verizon Communications, Inc., 5.15%, 9/15/23	325,000	357,701
Verizon Communications, Inc., 5.05%, 3/15/34	1,387,000	1,397,989
Verizon Communications, Inc., 6.55%, 9/15/43	400,000	472,572

		$5,520,995
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24	$147,000	$144,432
Marathon Petroleum Corp., 4.75%, 9/15/44	373,000	346,829
Valero Energy Corp., 4.9%, 3/15/45	409,000	385,844

		$877,105
Other Banks & Diversified Financials - 0.8%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$350,000	$337,636
Capital One Financial Corp., 3.75%, 4/24/24	213,000	210,626
Citigroup, Inc., 2.15%, 7/30/18	966,000	969,242
Citigroup, Inc., 3.75%, 6/16/24	1,108,000	1,111,283
Citigroup, Inc., 4.4%, 6/10/25	1,000,000	1,007,880
Discover Bank, 7%, 4/15/20	500,000	577,682
Discover Bank, 3.1%, 6/04/20	860,000	864,262
Discover Bank, 4.25%, 3/13/26	162,000	160,560
Discover Financial Services, 3.75%, 3/04/25	3,000	2,885
First Republic Bank, 2.375%, 6/17/19	352,000	351,871
Macquarie Group Ltd., 3%, 12/03/18 (n)	86,000	87,416
U.S. Bancorp, 3%, 3/15/22	300,000	303,405

		$5,984,748
Pharmaceuticals - 1.1%
AbbVie, Inc., 1.75%, 11/06/17	$712,000	$713,126
AbbVie, Inc., 4.7%, 5/14/45	747,000	728,944
Actavis Funding SCS, 3.8%, 3/15/25	311,000	303,183
Actavis Funding SCS, 2.45%, 6/15/19	588,000	584,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Actavis Funding SCS, 4.85%, 6/15/44	$378,000	$363,498
Amgen, Inc., 2.3%, 6/15/16	1,000,000	1,011,193
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	200,000	199,555
Celgene Corp., 2.45%, 10/15/15	500,000	501,498
EMD Finance LLC, 2.95%, 3/19/22 (n)	462,000	452,730
Gilead Sciences, Inc., 2.35%, 2/01/20	654,000	656,631
Gilead Sciences, Inc., 3.7%, 4/01/24	593,000	606,121
Gilead Sciences, Inc., 4.5%, 2/01/45	519,000	515,042
Mylan, Inc., 2.55%, 3/28/19	400,000	398,377
Perrigo Finance PLC, 3.5%, 12/15/21	448,000	446,819
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	300,000	279,853

		$7,760,628
Pollution Control - 0.0%
Republic Services, Inc., 5.25%, 11/15/21	$300,000	$335,309

Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/40	$150,000	$106,875
Teck Resources Ltd., 5.4%, 2/01/43	264,000	182,740

		$289,615
Printing & Publishing - 0.0%
Moody’s Corp., 4.875%, 2/15/24	$300,000	$325,986

Railroad & Shipping - 0.1%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500,000	$588,304
CSX Corp., 4.1%, 3/15/44	325,000	301,151

		$889,455
Real Estate - Apartment - 0.2%
ERP Operating LP, REIT, 5.375%, 8/01/16	$900,000	$938,223
ERP Operating LP, REIT, 4.625%, 12/15/21	750,000	818,384

		$1,756,607
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$164,000	$161,946
HCP, Inc., REIT, 3.4%, 2/01/25	600,000	561,160
Ventas Realty LP, 3.5%, 2/01/25	1,000,000	959,049

		$1,682,155
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,150,000	$1,208,702
Vornado Realty LP, REIT, 2.5%, 6/30/19	460,000	459,876

		$1,668,578
Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25	$186,000	$184,475

Real Estate - Retail - 0.2%
DDR Corp., REIT, 3.625%, 2/01/25	$874,000	$836,489
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	388,000	387,288
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	400,000	434,316

		$1,658,093
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43	$165,000	$164,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$279,000	$281,085
Gap, Inc., 5.95%, 4/12/21	971,000	1,090,459
Home Depot, Inc., 2%, 6/15/19	400,000	403,072
Home Depot, Inc., 2.625%, 6/01/22	1,000,000	988,959
Home Depot, Inc., 4.875%, 2/15/44	300,000	329,711
Wal-Mart Stores, Inc., 4.3%, 4/22/44	1,150,000	1,188,031

		$4,281,317
Specialty Chemicals - 0.2%
Ecolab, Inc., 2.25%, 1/12/20	$700,000	$696,747
Ecolab, Inc., 4.35%, 12/08/21	400,000	431,768
Mexichem S.A.B. de C.V., 6.75%, 9/19/42	550,000	563,750

		$1,692,265
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/23	$325,000	$313,477
American Tower Corp., REIT, 5%, 2/15/24	400,000	422,748
American Tower Corp., REIT, 4%, 6/01/25	464,000	454,674
SBA Tower Trust, 2.898%, 10/15/44 (n)	618,000	618,920

		$1,809,819
Tobacco - 0.6%
Altria Group, Inc., 2.95%, 5/02/23	$259,000	$249,177
Altria Group, Inc., 4%, 1/31/24	325,000	334,683
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (z)	1,051,000	1,049,701
Philip Morris International, Inc., 4.875%, 11/15/43	230,000	243,415
Reynolds American, Inc., 8.125%, 6/23/19 (z)	266,000	316,753
Reynolds American, Inc., 3.25%, 6/12/20	663,000	673,440
Reynolds American, Inc., 4%, 6/12/22	238,000	244,401
Reynolds American, Inc., 3.25%, 11/01/22	750,000	728,736
Reynolds American, Inc., 4.45%, 6/12/25	196,000	201,296
Reynolds American, Inc., 5.7%, 8/15/35	257,000	271,644

		$4,313,246
Transportation - Services - 0.1%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$191,000	$193,804
ERAC USA Finance LLC, 7%, 10/15/37 (n)	578,000	718,415
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	80,000	73,493

		$985,712
Utilities - Electric Power - 0.8%
Alabama Power Co., 4.15%, 8/15/44	$140,000	$137,222
American Electric Power Co., Inc., 1.65%, 12/15/17	312,000	311,712
Berkshire Hathaway Energy, 4.5%, 2/01/45	506,000	505,897
CMS Energy Corp., 3.875%, 3/01/24	700,000	711,056
Dominion Resources, Inc., 2.5%, 12/01/19	1,200,000	1,203,850
Dominion Resources, Inc., 3.625%, 12/01/24	500,000	497,570
DTE Electric Co., 3.7%, 3/15/45	500,000	465,071
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	368,000	373,426
PG&E Corp., 2.4%, 3/01/19	403,000	404,519
PPL Capital Funding, Inc., 4.2%, 6/15/22	300,000	317,390
PPL Capital Funding, Inc., 5%, 3/15/44	285,000	300,924
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	200,000	222,942

		$5,451,579
Total Bonds		$133,706,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.2%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	12,814	$1,519,881

Telephone Services - 0.0%
Telecom Italia S.p.A.	59,781	$62,043
Total Preferred Stocks		$1,581,924

Convertible Preferred Stocks - 0.0%
Telephone Services - 0.0%
Frontier Communications Corp., 11.125%	1,737	$169,792
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.3%
S&P 500 Index - August 2015 @ $2,000	479	$152,322
S&P 500 Index - December 2016 @ $1,700	301	1,760,850
Total Put Options Purchased		$1,913,172
Issuer	Shares/Par
Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	40,318,689	$40,318,689
Total Investments		$656,032,704

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT	(212)	$(17,365)

Other Assets, Less Liabilities - 8.4%		60,174,671
Net Assets - 100.0%		$716,190,010

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,570,337, representing 2.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Imperial Tobacco Finance PLC, 4.25%, 7/21/25	7/15/15	$1,028,835	$1,049,701
Myriad International Holdings B.V., 5.5%, 7/21/25	7/14/15	252,904	256,795
Reynolds American, Inc., 8.125%, 6/23/19	1/14/14	313,640	316,753
Total Restricted Securities			$1,623,249
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt

Portfolio of Investments (unaudited) – continued

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	8,045,000	9/18/15	$6,186,685	$5,865,247	$321,438
SELL	CAD	JPMorgan Chase Bank N.A.	1,665,000	9/18/15	1,350,508	1,272,705	77,803
SELL	CHF	Goldman Sachs International	44,415,000	9/18/15	47,550,733	46,035,343	1,515,390
SELL	CNY	Morgan Stanley Capital Services, Inc.	3,510,000	9/18/15	570,500	563,434	7,066
SELL	EUR	Barclays Bank PLC	22,980,000	9/18/15	25,894,484	25,253,181	641,303
SELL	EUR	JPMorgan Chase Bank N.A.	23,482,235	9/18/15	26,205,000	25,805,097	399,903
BUY	INR	Morgan Stanley Capital Services, Inc.	1,447,520,000	9/18/15	22,269,538	22,377,077	107,539
SELL	INR	Barclays Bank PLC	649,777,284	9/18/15	10,140,000	10,044,847	95,153
SELL	INR	Deutsche Bank AG	797,742,716	9/18/15	12,437,057	12,332,230	104,827
SELL	JPY	Deutsche Bank AG	1,676,600,000	9/18/15	13,562,915	13,535,980	26,935
SELL	KRW	Morgan Stanley Capital Services, Inc.	26,744,000,000	9/18/15	23,988,878	22,823,009	1,165,869
SELL	MYR	Deutsche Bank AG	91,072,000	9/18/15	24,112,259	23,723,036	389,223
SELL	NZD	Barclays Bank PLC	6,160,000	9/18/15	4,209,720	4,050,939	158,781
SELL	NZD	Deutsche Bank AG	49,830,000	9/18/15	34,663,990	32,769,201	1,894,789
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	9/18/15	871,144	855,315	15,829

							$6,921,848

Liability Derivatives
BUY	CHF	JPMorgan Chase Bank N.A.	24,284,740	9/18/15	$26,205,000	$25,170,693	$(1,034,307)
BUY	GBP	Goldman Sachs International	8,070,000	9/18/15	12,728,166	12,598,420	(129,746)
SELL	GBP	Barclays Bank PLC	23,020,000	9/18/15	35,570,504	35,937,500	(366,996)
SELL	HKD	JPMorgan Chase Bank N.A.	19,825,000	9/18/15	2,556,877	2,557,191	(314)
BUY	KRW	Goldman Sachs International	11,624,394,600	9/18/15	10,140,000	9,920,119	(219,881)
BUY	KRW	Morgan Stanley Capital Services, Inc.	15,119,605,400	9/18/15	13,090,114	12,902,890	(187,224)
BUY	MXN	Deutsche Bank AG	346,080,000	9/18/15	22,156,210	21,404,085	(752,125)
BUY	NZD	Morgan Stanley Capital Services, Inc.	27,825,000	9/18/15	18,944,476	18,298,275	(646,201)
BUY	PHP	Goldman Sachs International	157,150,000	9/18/15	3,468,329	3,426,624	(41,705)
BUY	PHP	Morgan Stanley Capital Services, Inc.	412,000,000	9/18/15	9,046,992	8,983,578	(63,414)
BUY	SEK	JPMorgan Chase Bank N.A.	68,980,000	9/18/15	8,412,708	8,002,880	(409,828)

							$(3,851,741)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	13	$1,692,182	September - 2015	$15,473
DAX Index (Long)	EUR	106	32,904,558	September - 2015	251,774
DJ Euro Stoxx 50 Index (Long)	EUR	3,726	147,273,939	September - 2015	1,542,796
E-mini MSCI Emerging Markets Index (Short)	USD	1106	49,770,000	September - 2015	2,801,638
E-mini NASDAQ-100 (Long)	USD	40	3,668,000	September - 2015	81,270
E-mini Russell 2000 Index (Short)	USD	40	4,940,800	September - 2015	109,504
E-mini S&P MidCap 400 Index (Short)	USD	268	40,181,240	September - 2015	710,647
Hang Seng Index (Short)	HKD	32	5,061,930	August - 2015	68,662
MSCI Singapore Index (Short)	SGD	109	5,641,287	August - 2015	252,094
MSCI Taiwan Index (Long)	USD	289	9,300,020	August - 2015	13,063

					$5,846,921

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	97	$10,485,772	August - 2015	$(166,409)
ASX SPI 200 Index (Short)	AUD	119	12,288,530	September - 2015	(497,568)
CAC 40 Index (Short)	EUR	342	19,095,580	August - 2015	(367,556)
FTSE 100 Index (Short)	GBP	157	16,314,214	September - 2015	(77,346)
Hang Seng China Enterprises Index (Long)	HKD	148	10,602,247	August - 2015	(400,048)
KOSPI 200 Index (Long)	KRW	205	21,320,771	September - 2015	(823,852)
OMX Index (Short)	SEK	2,933	54,874,223	August - 2015	(147,158)
S&P 500 Index (Short)	USD	430	225,578,000	September - 2015	(154,797)
Topix Index (Long)	JPY	339	45,406,060	September - 2015	(112,577)

					$(2,747,311)

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	381	$48,553,688	September - 2015	$(500,619)
U.S. Treasury Note 5yr (Short)	USD	493	59,082,969	September - 2015	(355,009)
U.S. Ultra Bond (Short)	USD	211	33,661,094	September - 2015	(1,060,777)

					$(1,916,405)

					$(4,663,716)

Swap Agreements at 7/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$745,777
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	98,962
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	25,499
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	355,106

						$1,225,344

Liability Derivatives
Interest Rate Swap Agreements
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	$(1,540)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements at 7/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
6/20/20	USD	195,800,000	Deutsche Bank (a)	1.00% (fixed rate)	(1)	$2,934,474
6/20/20	USD	11,900,000	Goldman Sachs International (b)	1.00% (fixed rate)	(1)	178,346

						$3,112,820

Liability Derivatives
Interest Rate Swap Agreements
5/11/25	GBP	7,000,000	Barclays Bank PLC	1.993% (fixed rate)	6-Month LIBOR	$(5,296)
5/15/25	GBP	19,300,000	Barclays Bank PLC	1.98% (fixed rate)	6-Month LIBOR	(55,565)

						$(60,861)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums paid by the fund amounted to $3,680,851.

(b)	Net unamortized premiums paid by the fund amounted to $223,709.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At July 31, 2015, the fund had cash collateral of $49,824,066 and other liquid securities with an aggregate value of $566,637 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$333,629,500	$—	$—	$333,629,500
United Kingdom	35,884,773	—	—	35,884,773
Japan	24,627,284	867,746	—	25,495,030
France	17,819,645	—	—	17,819,645
Switzerland	16,746,797	—	—	16,746,797
Germany	12,394,898	—	—	12,394,898
Canada	5,141,168	—	—	5,141,168
Taiwan	4,735,523	—	—	4,735,523
Hong Kong	4,546,185	—	—	4,546,185
Other Countries	25,508,855	105,211	—	25,614,066
Non-U.S. Sovereign Debt	—	517,478	—	517,478
U.S. Corporate Bonds	—	118,325,812	—	118,325,812
Foreign Bonds	—	14,863,140	—	14,863,140
Mutual Funds	40,318,689	—	—	40,318,689
Total Investments	$521,353,317	$134,679,387	$—	$656,032,704
Short Sales	$(17,365)	$—	$—	$(17,365)

Other Financial Instruments
Futures Contracts	$(359,591)	$1,542,796	$—	$1,183,205
Swap Agreements	—	4,275,763	—	4,275,763
Forward Foreign Currency Exchange Contracts	—	3,070,107	—	3,070,107

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $64,621 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $30,082,634 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Credit Default Swaps – The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2015, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$632,865,257
Gross unrealized appreciation	42,886,086
Gross unrealized depreciation	(19,718,639)
Net unrealized appreciation (depreciation)	$23,167,447

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,198,412	359,344,708	(358,224,431)	40,318,689

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,035	$40,318,689

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	47.8%
Germany	28.0%
United Kingdom	11.7%
Japan	10.1%
South Korea	3.1%
Switzerland	2.3%
Taiwan	2.0%
China	1.7%
Sweden	(7.1)%
Other Countries	0.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.